Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Small Cap Index Fund
January 31, 2022
ZAP-NPRT3-0422
1.9881629.104
Common Stocks - 96.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)	981	50,286
ATN International, Inc.	886	35,156
Bandwidth, Inc. (a)	2,038	127,599
Cogent Communications Group, Inc.	3,662	232,940
Consolidated Communications Holdings, Inc. (a)	6,138	44,132
EchoStar Holding Corp. Class A (a)	3,194	75,666
Globalstar, Inc. (a)(b)	51,760	55,383
IDT Corp. Class B (a)	1,760	66,053
Iridium Communications, Inc. (a)	10,294	369,349
Liberty Latin America Ltd.:
Class A (a)	3,347	36,616
Class C (a)	13,393	144,778
Ooma, Inc. (a)	1,934	34,889
Radius Global Infrastructure, Inc. (a)	5,102	70,204
Telesat Corp. (a)	1,154	26,138
		1,369,189
Entertainment - 0.6%
AMC Entertainment Holdings, Inc. Class A (a)(b)	44,679	717,545
Chicken Soup For The Soul Entertainment, Inc. (a)	718	7,302
Cinemark Holdings, Inc. (a)	9,338	141,004
CuriosityStream, Inc. Class A (a)	2,542	11,261
Eros International PLC (a)	27,382	5,832
IMAX Corp. (a)	4,294	74,072
Lions Gate Entertainment Corp.:
Class A (a)	7,116	111,579
Class B (a)	7,962	116,086
LiveOne, Inc. (a)	6,717	6,303
Madison Square Garden Entertainment Corp. (a)	2,266	160,501
Marcus Corp. (a)(b)	1,817	30,616
		1,382,101
Interactive Media & Services - 0.6%
CarGurus, Inc. Class A (a)	8,349	266,333
Cars.com, Inc. (a)	5,977	93,122
Eventbrite, Inc. (a)	6,714	96,212
EverQuote, Inc. Class A (a)	1,782	29,332
fuboTV, Inc. (a)(b)	9,944	106,799
Liberty TripAdvisor Holdings, Inc. (a)	6,922	15,575
MediaAlpha, Inc. Class A (a)	1,942	28,839
Outbrain, Inc.	784	9,894
QuinStreet, Inc. (a)	4,448	71,568
Society Pass, Inc.	274	1,351
TrueCar, Inc. (a)	8,425	28,982
Yelp, Inc. (a)	6,248	215,806
Ziff Davis, Inc. (a)	3,787	397,862
		1,361,675
Media - 1.0%
Advantage Solutions, Inc. Class A (a)	6,459	47,022
AMC Networks, Inc. Class A (a)	2,525	107,641
Audacy, Inc. Class A (a)	10,870	26,305
Boston Omaha Corp. (a)	1,832	48,346
Cardlytics, Inc. (a)	2,830	189,893
Clear Channel Outdoor Holdings, Inc. (a)	31,228	95,558
comScore, Inc. (a)	6,003	18,189
Daily Journal Corp. (a)	106	34,343
Digital Media Solutions, Inc. Class A (a)	425	2,163
E.W. Scripps Co. Class A (a)	4,989	102,275
Emerald Holding, Inc. (a)	1,754	5,718
Entravision Communication Corp. Class A	5,183	31,409
Fluent, Inc. (a)	4,532	7,251
Gannett Co., Inc. (a)	12,315	59,851
Gray Television, Inc.	7,394	154,165
Hemisphere Media Group, Inc. (a)	1,485	9,638
iHeartMedia, Inc. (a)	9,619	193,823
Integral Ad Science Holding Corp.	1,564	26,181
John Wiley & Sons, Inc. Class A	3,698	187,674
Liberty Media Corp.:
Liberty Braves Class A (a)	1,037	29,088
Liberty Braves Class C (a)	2,925	78,975
Magnite, Inc. (a)	11,449	155,363
National CineMedia, Inc.	5,087	13,430
Scholastic Corp.	2,201	90,285
Sinclair Broadcast Group, Inc. Class A	3,982	109,425
Stagwell, Inc. (a)	5,323	39,763
TechTarget, Inc. (a)	2,303	191,011
Tegna, Inc.	19,129	370,337
Thryv Holdings, Inc. (a)	648	21,015
WideOpenWest, Inc. (a)	4,437	82,573
		2,528,710
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)(b)	5,096	63,445
Shenandoah Telecommunications Co.	4,084	92,993
Telephone & Data Systems, Inc.	8,738	173,012
U.S. Cellular Corp. (a)	1,276	39,071
		368,521
TOTAL COMMUNICATION SERVICES		7,010,196
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 1.3%
Adient PLC (a)	8,223	345,119
American Axle & Manufacturing Holdings, Inc. (a)	9,703	78,982
Cooper-Standard Holding, Inc. (a)	1,480	30,473
Dana, Inc.	12,599	272,894
Dorman Products, Inc. (a)	2,257	211,323
Fox Factory Holding Corp. (a)	3,681	489,831
Gentherm, Inc. (a)	2,879	251,596
LCI Industries	2,151	264,939
Modine Manufacturing Co. (a)	4,218	38,595
Motorcar Parts of America, Inc. (a)	1,559	25,770
Patrick Industries, Inc.	1,959	126,160
Standard Motor Products, Inc.	1,757	84,108
Stoneridge, Inc. (a)	2,187	41,269
Tenneco, Inc. (a)	5,901	61,961
The Goodyear Tire & Rubber Co. (a)	23,910	495,654
Visteon Corp. (a)	2,410	244,639
XL Fleet Corp. (Class A) (a)	3,494	7,477
XPEL, Inc. (a)	1,575	98,217
		3,169,007
Automobiles - 0.2%
Arcimoto, Inc. (a)(b)	2,674	16,338
Canoo, Inc. (a)(b)	9,293	56,873
Fisker, Inc. (a)(b)	13,868	163,781
Lordstown Motors Corp. Class A (a)(b)	13,607	40,821
Winnebago Industries, Inc.	2,798	180,527
Workhorse Group, Inc. (a)(b)	10,557	35,683
		494,023
Distributors - 0.0%
Funko, Inc. (a)	2,359	40,764
Diversified Consumer Services - 0.7%
2U, Inc. (a)	6,108	98,583
Adtalem Global Education, Inc. (a)	4,354	128,095
American Public Education, Inc. (a)	1,692	36,192
Carriage Services, Inc.	1,342	67,529
Coursera, Inc.	5,420	110,080
European Wax Center, Inc. (b)	1,184	28,937
Graham Holdings Co.	333	198,175
Houghton Mifflin Harcourt Co. (a)	11,013	198,344
Laureate Education, Inc. Class A	8,474	107,196
OneSpaWorld Holdings Ltd. (a)	4,698	48,483
Perdoceo Education Corp. (a)	6,345	69,922
PowerSchool Holdings, Inc.	4,754	77,871
Regis Corp. (a)	3,851	5,738
StoneMor, Inc. (a)	3,224	8,060
Strategic Education, Inc.	2,162	128,985
Stride, Inc. (a)	3,658	128,286
Udemy, Inc.	1,250	20,250
Vivint Smart Home, Inc. Class A (a)	8,107	58,370
WW International, Inc. (a)	4,602	57,985
		1,577,081
Hotels, Restaurants & Leisure - 2.3%
Accel Entertainment, Inc. (a)	4,911	61,928
Bally's Corp. (a)	2,896	103,503
Biglari Holdings, Inc. (a)	60	7,110
BJ's Restaurants, Inc. (a)	1,971	59,307
Bloomin' Brands, Inc. (a)	7,676	156,053
Bluegreen Vacations Holding Corp. Class A (a)	1,207	36,174
Brinker International, Inc. (a)	3,958	131,445
Carrols Restaurant Group, Inc.	2,620	6,471
Century Casinos, Inc. (a)	2,388	23,761
Chuy's Holdings, Inc. (a)	1,732	43,664
Cracker Barrel Old Country Store, Inc.	2,057	245,071
Dave & Buster's Entertainment, Inc. (a)	3,750	134,213
Del Taco Restaurants, Inc.	2,583	32,210
Denny's Corp. (a)	5,306	82,243
Dine Brands Global, Inc.	1,428	96,890
Drive Shack, Inc. (a)	7,756	10,858
El Pollo Loco Holdings, Inc. (a)	1,645	21,944
Esports Technologies, Inc. (a)	988	11,876
Everi Holdings, Inc. (a)	7,409	146,476
F45 Training Holdings, Inc.	1,823	22,806
Fiesta Restaurant Group, Inc. (a)	1,471	13,930
First Watch Restaurant Group, Inc.	971	14,604
Full House Resorts, Inc. (a)	2,819	24,892
GAN Ltd. (a)	3,782	26,058
Golden Entertainment, Inc. (a)	1,497	67,335
Golden Nugget Online Gaming, Inc. (a)	3,699	29,740
Hall of Fame Resort & Entertainment Co. (a)	5,001	5,801
Hilton Grand Vacations, Inc. (a)	7,406	361,857
International Game Technology PLC	8,676	232,257
Jack in the Box, Inc.	1,883	171,447
Krispy Kreme, Inc. (b)	1,990	29,830
Kura Sushi U.S.A., Inc. Class A (a)	330	15,230
Life Time Group Holdings, Inc.	3,390	50,918
Lindblad Expeditions Holdings (a)	2,643	44,587
Monarch Casino & Resort, Inc. (a)	1,128	69,823
Nathan's Famous, Inc.	200	10,776
NeoGames SA (a)	939	22,226
Noodles & Co. (a)	3,625	30,486
Papa John's International, Inc.	2,859	352,944
PlayAGS, Inc. (a)	2,327	18,127
Portillo's, Inc. (b)	2,032	53,950
RCI Hospitality Holdings, Inc.	723	50,516
Red Robin Gourmet Burgers, Inc. (a)	1,340	19,765
Red Rock Resorts, Inc.	5,149	229,233
Rush Street Interactive, Inc. (a)	4,685	47,506
Ruth's Hospitality Group, Inc.	2,884	57,767
Scientific Games Corp. Class A (a)	8,238	475,333
SeaWorld Entertainment, Inc. (a)	4,451	265,191
Shake Shack, Inc. Class A (a)	3,271	216,115
Target Hospitality Corp. (a)	2,147	7,107
Texas Roadhouse, Inc. Class A	6,111	521,818
The Cheesecake Factory, Inc. (a)	3,999	142,684
The ONE Group Hospitality, Inc. (a)	1,806	22,756
Wingstop, Inc.	2,586	396,305
Xponential Fitness, Inc.	845	14,754
		5,547,671
Household Durables - 1.8%
Aterian, Inc. (a)	2,441	7,909
Bassett Furniture Industries, Inc.	848	15,739
Beazer Homes U.S.A., Inc. (a)	2,573	46,932
Cavco Industries, Inc. (a)	794	213,935
Century Communities, Inc.	2,621	172,593
Ethan Allen Interiors, Inc.	1,901	47,924
Flexsteel Industries, Inc.	557	13,875
GoPro, Inc. Class A (a)	11,185	99,099
Green Brick Partners, Inc. (a)	2,705	64,054
Hamilton Beach Brands Holding Co. Class A	506	7,013
Helen of Troy Ltd. (a)	2,085	436,453
Hooker Furnishings Corp.	952	20,982
Hovnanian Enterprises, Inc. Class A (a)	446	43,208
Installed Building Products, Inc.	2,063	228,560
iRobot Corp. (a)	2,332	152,793
KB Home	6,909	291,905
La-Z-Boy, Inc.	3,763	138,140
Landsea Homes Corp. (a)	927	6,739
Legacy Housing Corp. (a)	607	15,029
LGI Homes, Inc. (a)	1,867	232,460
Lifetime Brands, Inc.	1,084	16,802
Lovesac (a)	1,127	60,689
M.D.C. Holdings, Inc.	4,982	252,538
M/I Homes, Inc. (a)	2,500	132,475
Meritage Homes Corp. (a)	3,198	326,292
Purple Innovation, Inc. (a)	5,018	41,750
Skyline Champion Corp. (a)	4,565	307,407
Snap One Holdings Corp. (a)(b)	1,166	21,932
Sonos, Inc. (a)	10,512	265,113
Taylor Morrison Home Corp. (a)	10,395	319,023
Traeger, Inc. (a)	1,968	20,054
TRI Pointe Homes, Inc. (a)	9,616	228,957
Tupperware Brands Corp. (a)	4,235	65,304
Universal Electronics, Inc. (a)	1,050	37,265
VOXX International Corp. (a)	1,374	15,183
Vuzix Corp. (a)(b)	5,243	34,237
Weber, Inc.	1,507	16,336
		4,416,699
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	2,387	40,651
1stDibs.com, Inc.	587	6,046
a.k.a. Brands Holding Corp.	903	6,402
CarParts.com, Inc. (a)	4,355	40,066
Duluth Holdings, Inc. (a)	1,062	16,015
Groupon, Inc. (a)(b)	2,069	63,187
Lands' End, Inc. (a)	1,307	23,957
Liquidity Services, Inc. (a)	2,350	44,721
Lulu's Fashion Lounge Holdings, Inc.	450	4,347
Overstock.com, Inc. (a)	3,781	181,261
PetMed Express, Inc. (b)	1,785	46,107
Porch Group, Inc. Class A (a)	5,888	62,118
Quotient Technology, Inc. (a)	7,947	56,503
Rent the Runway, Inc. Class A	1,572	9,070
Revolve Group, Inc. (a)	2,902	143,127
Shutterstock, Inc.	2,048	198,595
Stitch Fix, Inc. (a)	7,136	117,244
The RealReal, Inc. (a)	7,080	66,906
Xometry, Inc.	717	36,997
		1,163,320
Leisure Products - 0.5%
Acushnet Holdings Corp.	2,962	138,325
American Outdoor Brands, Inc. (a)	1,209	20,045
AMMO, Inc. (a)(b)	7,706	35,756
Callaway Golf Co. (a)	10,138	241,893
Clarus Corp.	2,309	52,022
Escalade, Inc.	897	12,827
Genius Brands International, Inc. (a)(b)	24,821	21,835
Johnson Outdoors, Inc. Class A	440	39,697
Latham Group, Inc. (a)	2,768	46,170
Malibu Boats, Inc. Class A (a)	1,828	120,026
Marine Products Corp.	563	6,902
MasterCraft Boat Holdings, Inc. (a)	1,646	41,858
Nautilus, Inc. (a)	2,809	14,326
Smith & Wesson Brands, Inc.	4,205	71,821
Solo Brands, Inc. Class A	1,021	11,394
Sturm, Ruger & Co., Inc.	1,482	99,635
Vista Outdoor, Inc. (a)	5,009	193,247
		1,167,779
Multiline Retail - 0.5%
Big Lots, Inc.	2,798	117,264
Dillard's, Inc. Class A	506	128,382
Franchise Group, Inc.	2,463	123,322
Macy's, Inc.	27,232	697,139
		1,066,107
Specialty Retail - 2.4%
Abercrombie & Fitch Co. Class A (a)	5,095	198,705
Academy Sports & Outdoors, Inc. (a)	6,749	262,536
America's Car Mart, Inc. (a)	527	50,023
American Eagle Outfitters, Inc.	13,234	302,132
Arko Corp. (a)	10,235	84,132
Asbury Automotive Group, Inc. (a)	2,007	323,067
Barnes & Noble Education, Inc. (a)	3,938	23,707
Bed Bath & Beyond, Inc. (a)(b)	8,827	143,350
Big 5 Sporting Goods Corp. (b)	1,847	36,367
Boot Barn Holdings, Inc. (a)	2,543	233,880
Caleres, Inc.	3,161	75,801
Camping World Holdings, Inc. (b)	3,627	120,416
CarLotz, Inc. Class A (a)	6,709	13,619
Chico's FAS, Inc. (a)	10,455	49,243
Citi Trends, Inc. (a)	755	36,784
Conn's, Inc. (a)	1,538	37,327
Designer Brands, Inc. Class A (a)	5,219	68,734
Genesco, Inc. (a)	1,264	81,313
Group 1 Automotive, Inc.	1,520	258,111
GrowGeneration Corp. (a)	5,141	43,390
Guess?, Inc.	3,540	81,491
Haverty Furniture Companies, Inc.	1,419	41,889
Hibbett, Inc.	1,305	80,453
JOANN, Inc.	986	10,540
Kirkland's, Inc. (a)(b)	1,200	20,316
Lazydays Holdings, Inc. (a)	730	11,855
LL Flooring Holdings, Inc. (a)	2,521	36,403
MarineMax, Inc. (a)	1,837	86,449
Monro, Inc.	2,839	141,183
Murphy U.S.A., Inc.	2,075	408,070
National Vision Holdings, Inc. (a)	7,097	290,125
OneWater Marine, Inc. Class A	894	46,229
Party City Holdco, Inc. (a)	9,591	45,365
Rent-A-Center, Inc.	5,739	241,899
Sally Beauty Holdings, Inc. (a)	9,724	166,961
Shift Technologies, Inc. Class A (a)	5,652	12,943
Shoe Carnival, Inc.	1,530	52,265
Signet Jewelers Ltd.	4,578	394,303
Sleep Number Corp. (a)	1,916	136,994
Sonic Automotive, Inc. Class A (sub. vtg.)	1,868	95,287
Sportsman's Warehouse Holdings, Inc. (a)	3,680	40,333
The Aaron's Co., Inc.	2,671	56,545
The Buckle, Inc.	2,606	98,090
The Cato Corp. Class A (sub. vtg.)	1,663	27,473
The Children's Place, Inc. (a)	1,232	87,164
The Container Store Group, Inc. (a)	2,816	28,723
The ODP Corp. (a)	3,996	176,743
Tilly's, Inc.	2,006	26,439
Torrid Holdings, Inc.	1,138	10,470
TravelCenters of America LLC (a)	1,077	49,090
Urban Outfitters, Inc. (a)	5,964	171,286
Winmark Corp.	284	61,179
Zumiez, Inc. (a)	1,875	84,281
		5,761,473
Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc. (a)	5,059	519,155
Fossil Group, Inc. (a)	4,199	46,567
G-III Apparel Group Ltd. (a)	3,763	102,241
Kontoor Brands, Inc.	4,444	219,045
Movado Group, Inc.	1,325	49,118
Oxford Industries, Inc.	1,378	113,533
PLBY Group, Inc. (a)	2,493	39,614
Rocky Brands, Inc.	592	25,326
Steven Madden Ltd.	6,945	285,717
Superior Group of Companies, Inc.	946	19,327
Unifi, Inc. (a)	1,177	22,375
Vera Bradley, Inc. (a)	2,034	16,658
Wolverine World Wide, Inc.	7,027	186,145
		1,644,821
TOTAL CONSUMER DISCRETIONARY		26,048,745
CONSUMER STAPLES - 3.4%
Beverages - 0.4%
Celsius Holdings, Inc. (a)	4,728	225,667
Coca-Cola Bottling Co. Consolidated	405	232,065
Duckhorn Portfolio, Inc. (a)	3,118	62,235
MGP Ingredients, Inc.	1,231	93,137
National Beverage Corp.	2,048	91,484
Newage, Inc. (a)	12,721	9,534
Primo Water Corp.	13,630	227,621
Zevia PBC	1,013	8,104
		949,847
Food & Staples Retailing - 1.0%
Andersons, Inc.	2,700	102,870
BJ's Wholesale Club Holdings, Inc. (a)	11,877	730,079
Chefs' Warehouse Holdings (a)	2,691	80,299
HF Foods Group, Inc. (a)	3,014	20,917
Ingles Markets, Inc. Class A	1,177	90,547
MedAvail Holdings, Inc. (a)	1,485	2,138
Natural Grocers by Vitamin Cottage, Inc.	800	11,680
Performance Food Group Co. (a)	13,199	556,866
PriceSmart, Inc.	2,024	144,534
Rite Aid Corp. (a)(b)	4,844	51,395
SpartanNash Co.	2,982	73,268
Sprouts Farmers Market LLC (a)	9,698	263,204
United Natural Foods, Inc. (a)	4,828	187,230
Village Super Market, Inc. Class A	639	14,601
Weis Markets, Inc.	1,371	82,589
		2,412,217
Food Products - 1.0%
AppHarvest, Inc. (a)(b)	6,276	18,765
B&G Foods, Inc. Class A (b)	5,521	171,703
Cal-Maine Foods, Inc. (a)	3,498	136,422
Calavo Growers, Inc.	1,487	61,577
Fresh Del Monte Produce, Inc.	2,777	77,284
Hostess Brands, Inc. Class A (a)	11,875	243,675
J&J Snack Foods Corp.	1,256	190,523
John B. Sanfilippo & Son, Inc.	742	58,692
Laird Superfood, Inc. (a)	664	5,292
Lancaster Colony Corp.	1,644	261,018
Landec Corp. (a)	2,243	24,112
Limoneira Co.	1,307	19,422
Mission Produce, Inc. (a)	3,141	44,822
Sanderson Farms, Inc.	1,749	321,816
Seneca Foods Corp. Class A (a)	518	24,217
Sovos Brands, Inc.	2,198	32,245
Tattooed Chef, Inc. (a)(b)	4,220	53,594
The Simply Good Foods Co. (a)	7,428	261,688
The Vita Coco Co., Inc.	977	10,659
Tootsie Roll Industries, Inc.	1,290	43,796
TreeHouse Foods, Inc. (a)	4,501	174,324
Utz Brands, Inc. Class A	5,173	83,337
Vital Farms, Inc. (a)	2,161	35,721
Whole Earth Brands, Inc. Class A (a)	3,242	30,734
		2,385,438
Household Products - 0.3%
Central Garden & Pet Co. (a)	1,422	65,967
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,892	125,310
Energizer Holdings, Inc.	5,866	220,620
Oil-Dri Corp. of America	423	14,390
WD-40 Co.	1,184	263,156
		689,443
Personal Products - 0.6%
BellRing Brands, Inc. Class A (a)(b)	3,436	83,701
Edgewell Personal Care Co.	4,682	214,436
elf Beauty, Inc. (a)	4,179	123,531
Inter Parfums, Inc.	1,545	152,909
MediFast, Inc.	1,006	199,902
Nature's Sunshine Products, Inc.	1,094	19,298
Nu Skin Enterprises, Inc. Class A	4,301	207,265
Revlon, Inc. (a)	658	6,514
The Beauty Health Co. (a)	7,471	106,088
The Honest Co., Inc.	7,515	48,772
Thorne HealthTech, Inc.	470	2,529
USANA Health Sciences, Inc. (a)	1,021	97,587
Veru, Inc. (a)	5,874	30,545
		1,293,077
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	14,410	31,270
Turning Point Brands, Inc.	1,295	45,623
Universal Corp.	2,049	111,527
Vector Group Ltd.	12,436	138,164
		326,584
TOTAL CONSUMER STAPLES		8,056,606
ENERGY - 5.1%
Energy Equipment & Services - 1.0%
Archrock, Inc.	11,652	98,343
Aspen Aerogels, Inc. (a)	1,910	56,727
Bristow Group, Inc. (a)	2,069	67,967
Cactus, Inc.	4,797	232,463
Championx Corp. (a)	17,684	396,122
DMC Global, Inc. (a)	1,619	65,310
Dril-Quip, Inc. (a)	3,046	77,033
Expro Group Holdings NV (a)	4,068	63,705
FTS International, Inc. Class A (a)	757	19,947
Helix Energy Solutions Group, Inc. (a)	12,398	43,765
Helmerich & Payne, Inc.	9,141	262,347
Liberty Oilfield Services, Inc. Class A (a)	7,931	95,965
Nabors Industries Ltd. (a)	614	63,555
Newpark Resources, Inc. (a)	7,788	27,647
Nextier Oilfield Solutions, Inc. (a)	15,058	90,649
Oceaneering International, Inc. (a)	8,603	112,097
Oil States International, Inc. (a)	5,291	33,175
Patterson-UTI Energy, Inc.	16,129	160,645
ProPetro Holding Corp. (a)	7,436	78,152
RPC, Inc. (a)	5,701	33,693
Select Energy Services, Inc. Class A (a)	5,363	35,771
Solaris Oilfield Infrastructure, Inc. Class A	2,620	20,200
TETRA Technologies, Inc. (a)	10,603	31,067
Tidewater, Inc. (a)	2,804	39,789
U.S. Silica Holdings, Inc. (a)	6,360	60,738
		2,266,872
Oil, Gas & Consumable Fuels - 4.1%
Aemetis, Inc. (a)	2,322	21,293
Alto Ingredients, Inc. (a)	6,273	32,494
Altus Midstream Co.	285	17,964
Antero Resources Corp. (a)	24,811	484,559
Arch Resources, Inc.	1,299	122,937
Berry Corp.	5,766	50,107
Brigham Minerals, Inc. Class A	3,759	81,345
California Resources Corp.	7,011	298,809
Callon Petroleum Co. (a)(b)	4,119	203,643
Centennial Resource Development, Inc. Class A (a)	15,990	124,882
Centrus Energy Corp. Class A (a)	837	36,368
Chesapeake Energy Corp.	9,094	619,938
Civitas Resources, Inc.	3,780	206,010
Clean Energy Fuels Corp. (a)	13,725	83,311
CNX Resources Corp. (a)	18,132	268,898
Comstock Resources, Inc. (a)	7,965	61,968
CONSOL Energy, Inc. (a)	2,933	63,763
Crescent Energy, Inc. Class A (a)	2,503	33,215
CVR Energy, Inc.	2,559	49,977
Delek U.S. Holdings, Inc. (a)	5,704	88,526
Denbury, Inc. (a)	4,362	327,761
DHT Holdings, Inc.	12,077	58,936
Dorian LPG Ltd.	2,726	32,412
Earthstone Energy, Inc. (a)	2,235	30,530
Energy Fuels, Inc. (a)(b)	13,506	83,332
Equitrans Midstream Corp.	35,405	287,135
Falcon Minerals Corp.	3,492	18,054
Frontline Ltd. (NY Shares) (a)(b)	10,313	67,756
Gevo, Inc. (a)(b)	17,006	58,161
Golar LNG Ltd. (a)	8,786	126,079
Green Plains, Inc. (a)	4,129	126,100
HighPeak Energy, Inc.	456	8,103
International Seaways, Inc.	4,025	58,725
Kosmos Energy Ltd. (a)	39,034	169,017
Laredo Petroleum, Inc. (a)	1,094	73,473
Magnolia Oil & Gas Corp. Class A	12,503	270,440
Matador Resources Co.	9,599	429,747
Murphy Oil Corp.	12,671	400,404
National Energy Services Reunited Corp. (a)	3,305	32,819
Nordic American Tanker Shipping Ltd.	14,579	22,597
Northern Oil & Gas, Inc.	4,521	106,334
Oasis Petroleum, Inc.	1,695	229,554
Ovintiv, Inc.	22,744	882,452
Par Pacific Holdings, Inc. (a)	3,829	53,989
PBF Energy, Inc. Class A (a)	8,349	132,248
PDC Energy, Inc.	8,478	502,491
Peabody Energy Corp. (a)	7,688	83,030
Range Resources Corp. (a)	20,715	398,764
Ranger Oil Corp. (a)	1,825	56,593
Renewable Energy Group, Inc. (a)	3,904	157,175
Rex American Resources Corp. (a)	450	43,394
Riley Exploration Permian, Inc.	279	7,480
Scorpio Tankers, Inc.	4,258	57,951
SFL Corp. Ltd.	10,522	86,280
SM Energy Co.	10,384	340,699
Southwestern Energy Co. (a)	88,102	387,649
Talos Energy, Inc. (a)	3,245	34,527
Teekay Corp. (a)	5,498	17,044
Teekay Tankers Ltd. (a)	2,052	21,895
Tellurian, Inc. (a)	32,603	81,834
Ur-Energy, Inc. (a)	15,836	18,686
Uranium Energy Corp. (a)	22,438	58,563
W&T Offshore, Inc. (a)	7,983	34,167
Whiting Petroleum Corp. (a)	3,394	252,005
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	224	3,441
warrants 9/1/25 (a)	111	1,606
World Fuel Services Corp.	5,408	152,560
		9,833,999
TOTAL ENERGY		12,100,871
FINANCIALS - 16.4%
Banks - 9.0%
1st Source Corp.	1,390	69,333
Allegiance Bancshares, Inc.	1,659	73,046
Amalgamated Financial Corp.	1,112	18,915
Amerant Bancorp, Inc. Class A	2,272	77,248
American National Bankshares, Inc.	865	32,697
Ameris Bancorp	5,875	289,696
Arrow Financial Corp.	1,138	40,262
Associated Banc-Corp.	12,880	307,832
Atlantic Capital Bancshares, Inc. (a)	1,697	51,114
Atlantic Union Bankshares Corp.	6,599	268,711
Banc of California, Inc.	4,737	91,519
BancFirst Corp.	1,452	108,827
Bancorp, Inc., Delaware (a)	4,589	136,844
Bank First National Corp.	566	39,614
Bank of Marin Bancorp	1,307	48,738
BankUnited, Inc.	7,781	324,857
Banner Corp.	2,968	184,342
Bar Harbor Bankshares	1,219	37,228
Berkshire Hills Bancorp, Inc.	4,134	122,325
Blue Ridge Bankshares, Inc.	1,531	27,925
Brookline Bancorp, Inc., Delaware	6,406	109,543
Business First Bancshares, Inc.	1,663	45,649
Byline Bancorp, Inc.	2,078	54,028
Cadence Bank	16,515	514,773
Cambridge Bancorp	574	51,396
Camden National Corp.	1,262	62,671
Capital Bancorp, Inc.	622	16,072
Capital City Bank Group, Inc.	1,175	32,501
Capstar Financial Holdings, Inc.	1,792	38,438
Carter Bankshares, Inc. (a)	2,161	33,258
Cathay General Bancorp	6,482	292,727
CBTX, Inc.	1,582	46,558
Central Pacific Financial Corp.	2,291	66,668
Citizens & Northern Corp.	1,239	31,124
City Holding Co.	1,250	100,263
Civista Bancshares, Inc.	1,314	31,681
CNB Financial Corp., Pennsylvania	1,403	37,474
Coastal Financial Corp. of Washington (a)	808	39,123
Columbia Banking Systems, Inc.	6,959	241,964
Community Bank System, Inc.	4,648	331,960
Community Trust Bancorp, Inc.	1,286	56,828
ConnectOne Bancorp, Inc.	3,173	101,568
CrossFirst Bankshares, Inc. (a)	4,071	62,938
Customers Bancorp, Inc. (a)	2,592	151,114
CVB Financial Corp.	11,238	247,573
Dime Community Bancshares, Inc.	2,998	104,810
Eagle Bancorp, Inc.	2,692	161,439
Eastern Bankshares, Inc.	14,773	314,517
Enterprise Bancorp, Inc.	768	32,786
Enterprise Financial Services Corp.	3,077	152,435
Equity Bancshares, Inc.	1,135	36,388
Farmers National Banc Corp.	2,600	45,370
FB Financial Corp.	2,878	128,129
Fidelity D & D Bancorp, Inc.	368	19,368
Financial Institutions, Inc.	1,287	41,493
First Bancorp, North Carolina	2,992	131,379
First Bancorp, Puerto Rico	17,652	256,837
First Bancshares, Inc.	1,800	64,926
First Bank Hamilton New Jersey	1,358	19,895
First Busey Corp.	4,292	119,661
First Commonwealth Financial Corp.	8,037	133,093
First Community Bankshares, Inc.	1,391	43,413
First Financial Bancorp, Ohio	8,048	202,890
First Financial Bankshares, Inc.	11,394	535,404
First Financial Corp., Indiana	958	43,005
First Foundation, Inc.	3,461	90,505
First Internet Bancorp	780	39,203
First Interstate Bancsystem, Inc.	3,609	132,631
First Merchants Corp.	5,068	215,035
First Mid-Illinois Bancshares, Inc.	1,388	57,116
First Midwest Bancorp, Inc., Delaware	9,817	203,899
First of Long Island Corp.	1,823	39,942
Five Star Bancorp	1,070	33,170
Flushing Financial Corp.	2,509	59,237
Fulton Financial Corp.	13,741	246,651
German American Bancorp, Inc.	2,145	84,942
Glacier Bancorp, Inc.	9,685	502,942
Great Southern Bancorp, Inc.	852	50,558
Great Western Bancorp, Inc.	4,771	147,328
Guaranty Bancshares, Inc. Texas	679	24,132
Hancock Whitney Corp.	7,546	397,825
Hanmi Financial Corp.	2,589	69,592
HarborOne Bancorp, Inc.	4,012	56,970
HBT Financial, Inc.	813	15,130
Heartland Financial U.S.A., Inc.	3,467	180,388
Heritage Commerce Corp.	5,056	62,998
Heritage Financial Corp., Washington	2,927	71,009
Hilltop Holdings, Inc.	5,340	176,380
Home Bancshares, Inc.	13,334	314,149
HomeStreet, Inc.	1,670	81,413
HomeTrust Bancshares, Inc.	1,241	38,632
Hope Bancorp, Inc.	9,849	164,971
Horizon Bancorp, Inc. Indiana	3,683	78,558
Independent Bank Corp.	1,800	44,064
Independent Bank Corp., Massachusetts	4,033	340,184
Independent Bank Group, Inc.	3,303	250,764
International Bancshares Corp.	4,664	196,028
Investors Bancorp, Inc.	19,908	324,899
Lakeland Bancorp, Inc.	5,196	98,360
Lakeland Financial Corp.	2,101	167,933
Live Oak Bancshares, Inc.	2,780	163,631
Macatawa Bank Corp.	1,889	17,077
Mercantile Bank Corp.	1,260	48,472
Meta Financial Group, Inc.	2,747	163,337
Metrocity Bankshares, Inc.	1,613	41,599
Metropolitan Bank Holding Corp. (a)	853	85,300
Mid Penn Bancorp, Inc.	1,200	35,820
Midland States Bancorp, Inc.	1,764	50,927
MidWestOne Financial Group, Inc.	1,271	40,583
MVB Financial Corp.	848	33,937
National Bank Holdings Corp.	2,458	111,593
NBT Bancorp, Inc.	3,524	136,308
Nicolet Bankshares, Inc. (a)	1,066	99,234
Northrim Bancorp, Inc.	523	22,981
OceanFirst Financial Corp.	5,012	113,772
OFG Bancorp	4,233	117,127
Old National Bancorp, Indiana	14,509	265,950
Old Second Bancorp, Inc.	2,271	30,500
Origin Bancorp, Inc.	1,888	80,655
Orrstown Financial Services, Inc.	937	23,191
Pacific Premier Bancorp, Inc.	8,288	317,016
Park National Corp.	1,235	167,293
Peapack-Gladstone Financial Corp.	1,533	56,476
Peoples Bancorp, Inc.	2,192	72,665
Peoples Financial Services Corp.	558	28,307
Preferred Bank, Los Angeles	1,178	91,955
Primis Financial Corp.	1,944	28,888
QCR Holdings, Inc.	1,315	75,008
RBB Bancorp	1,189	32,091
Red River Bancshares, Inc.	330	17,150
Renasant Corp.	4,767	175,330
Republic Bancorp, Inc., Kentucky Class A	750	36,765
Republic First Bancorp, Inc. (a)	3,767	16,198
S&T Bancorp, Inc.	3,270	100,749
Sandy Spring Bancorp, Inc.	3,859	182,569
Seacoast Banking Corp., Florida	4,582	167,243
ServisFirst Bancshares, Inc.	4,275	362,819
Sierra Bancorp	1,265	33,560
Silvergate Capital Corp. (a)	2,394	257,930
Simmons First National Corp. Class A	9,938	284,227
SmartFinancial, Inc.	1,240	33,244
South Plains Financial, Inc.	892	25,806
Southern First Bancshares, Inc. (a)	648	37,973
Southside Bancshares, Inc.	2,627	110,071
Southstate Corp.	6,135	517,855
Spirit of Texas Bancshares, Inc.	1,056	29,399
Stock Yards Bancorp, Inc.	2,042	121,662
Summit Financial Group, Inc.	998	27,864
Texas Capital Bancshares, Inc. (a)	4,412	276,632
The Bank of NT Butterfield & Son Ltd.	4,323	158,438
The First Bancorp, Inc.	940	30,212
Third Coast Bancshares, Inc.	281	6,738
Tompkins Financial Corp.	1,206	95,949
TowneBank	5,816	182,506
Trico Bancshares	2,374	103,198
TriState Capital Holdings, Inc. (a)	2,496	78,849
Triumph Bancorp, Inc. (a)	2,050	179,334
Trustmark Corp.	5,364	174,759
UMB Financial Corp.	3,819	375,981
United Bankshares, Inc., West Virginia	11,537	407,602
United Community Bank, Inc.	9,215	326,119
Univest Corp. of Pennsylvania	2,475	74,572
Valley National Bancorp	35,379	492,476
Veritex Holdings, Inc.	4,193	168,349
Washington Trust Bancorp, Inc.	1,443	82,366
WesBanco, Inc.	5,302	188,168
West Bancorp., Inc.	1,369	40,413
Westamerica Bancorp.	2,210	128,357
		21,454,866
Capital Markets - 1.6%
Artisan Partners Asset Management, Inc.	5,207	224,994
Assetmark Financial Holdings, Inc. (a)	1,492	35,793
Associated Capital Group, Inc.	110	4,939
B. Riley Financial, Inc.	1,775	109,287
BGC Partners, Inc. Class A	27,489	116,004
Blucora, Inc. (a)	4,189	67,946
BrightSphere Investment Group, Inc.	5,052	109,022
Cohen & Steers, Inc.	2,177	181,845
Cowen Group, Inc. Class A	2,357	74,670
Diamond Hill Investment Group, Inc.	254	47,435
Donnelley Financial Solutions, Inc. (a)	2,537	94,427
Federated Hermes, Inc.	8,090	267,860
Focus Financial Partners, Inc. Class A (a)	5,221	262,930
GAMCO Investors, Inc. Class A	418	9,409
GCM Grosvenor, Inc. Class A	4,139	37,624
Greenhill & Co., Inc.	1,184	19,749
Hamilton Lane, Inc. Class A	3,058	276,627
Houlihan Lokey	4,451	473,052
Moelis & Co. Class A	5,385	304,091
Open Lending Corp. (a)	7,525	142,900
Oppenheimer Holdings, Inc. Class A (non-vtg.)	818	34,675
Piper Jaffray Companies	1,532	236,265
PJT Partners, Inc.	2,103	145,780
Pzena Investment Management, Inc.	1,373	13,922
Sculptor Capital Management, Inc. Class A	1,996	39,122
StepStone Group, Inc. Class A	3,552	124,356
StoneX Group, Inc. (a)	1,417	92,969
Value Line, Inc.	108	6,370
Virtus Investment Partners, Inc.	646	169,045
WisdomTree Investments, Inc.	11,942	66,995
		3,790,103
Consumer Finance - 0.8%
Atlanticus Holdings Corp. (a)	435	27,975
CURO Group Holdings Corp.	1,835	26,296
Encore Capital Group, Inc. (a)	2,491	160,670
Enova International, Inc. (a)	3,173	127,808
EZCORP, Inc. (non-vtg.) Class A (a)	4,198	25,062
FirstCash Holdings, Inc.	3,434	239,350
Green Dot Corp. Class A (a)	4,743	150,401
LendingClub Corp. (a)	8,631	161,918
LendingTree, Inc. (a)	999	121,718
Navient Corp.	13,555	236,264
Nelnet, Inc. Class A	1,414	125,181
Oportun Financial Corp. (a)	1,828	32,922
PRA Group, Inc. (a)	3,699	172,004
PROG Holdings, Inc. (a)	5,677	226,001
Regional Management Corp.	668	33,908
World Acceptance Corp. (a)	376	71,056
		1,938,534
Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc.	781	48,344
Alerus Financial Corp.	1,337	37,884
Banco Latinoamericano de Comercio Exterior SA Series E	2,579	42,502
Cannae Holdings, Inc. (a)	7,466	223,009
		351,739
Insurance - 2.0%
AMBAC Financial Group, Inc. (a)	3,857	54,654
American Equity Investment Life Holding Co.	7,179	295,344
American National Group, Inc.	637	120,259
Amerisafe, Inc.	1,649	86,605
Argo Group International Holdings, Ltd.	2,739	155,520
Bright Health Group, Inc.	4,932	13,711
BRP Group, Inc. (a)	4,221	128,825
Citizens, Inc. Class A (a)	3,972	18,867
CNO Financial Group, Inc.	10,792	269,152
Crawford & Co. Class A	1,410	10,730
Donegal Group, Inc. Class A	1,172	16,818
eHealth, Inc. (a)	2,208	48,245
Employers Holdings, Inc.	2,297	89,813
Enstar Group Ltd. (a)	1,081	286,551
Genworth Financial, Inc. Class A (a)	44,300	172,770
Goosehead Insurance	1,590	156,742
Greenlight Capital Re, Ltd. (a)	2,233	16,167
HCI Group, Inc.	509	34,546
Heritage Insurance Holdings, Inc.	2,289	14,260
Horace Mann Educators Corp.	3,622	137,672
Independence Holding Co.	349	19,876
Investors Title Co.	113	22,599
James River Group Holdings Ltd.	3,218	91,134
Kinsale Capital Group, Inc.	1,884	377,403
Maiden Holdings Ltd. (a)	5,546	15,473
MBIA, Inc. (a)	4,146	56,676
MetroMile, Inc. (a)	9,454	15,694
National Western Life Group, Inc.	215	45,982
NI Holdings, Inc. (a)	696	13,433
Palomar Holdings, Inc. (a)	2,233	117,791
ProAssurance Corp.	4,639	111,150
RLI Corp.	3,516	368,406
Safety Insurance Group, Inc.	1,219	100,360
Selective Insurance Group, Inc.	5,214	411,385
Selectquote, Inc. (a)	7,234	53,459
Siriuspoint Ltd. (a)	7,980	67,591
State Auto Financial Corp.	1,526	78,894
Stewart Information Services Corp.	2,348	167,718
Tiptree, Inc.	1,995	24,718
Trean Insurance Group, Inc. (a)	1,733	13,985
Trupanion, Inc. (a)	3,327	316,897
United Fire Group, Inc.	1,820	45,391
United Insurance Holdings Corp.	1,857	7,502
Universal Insurance Holdings, Inc.	2,262	38,997
		4,709,765
Mortgage Real Estate Investment Trusts - 1.3%
Angel Oak Mortgage, Inc.	646	11,040
Apollo Commercial Real Estate Finance, Inc.	12,042	164,373
Arbor Realty Trust, Inc.	12,621	220,994
Ares Commercial Real Estate Corp.	3,928	57,702
Armour Residential REIT, Inc. (b)	7,370	69,131
Blackstone Mortgage Trust, Inc.	13,809	433,879
BrightSpire Capital, Inc.	7,125	66,904
Broadmark Realty Capital, Inc.	11,520	108,058
Chimera Investment Corp.	20,022	290,319
Dynex Capital, Inc. (b)	3,140	50,491
Ellington Financial LLC	4,724	83,945
Franklin BSP Realty Trust, Inc.	3,018	40,652
Granite Point Mortgage Trust, Inc.	4,652	56,289
Great Ajax Corp.	1,896	24,724
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,777	281,110
Invesco Mortgage Capital, Inc.	26,435	70,846
KKR Real Estate Finance Trust, Inc.	3,155	67,328
Ladder Capital Corp. Class A	9,585	113,966
MFA Financial, Inc.	37,564	173,921
New York Mortgage Trust, Inc.	32,534	122,003
Orchid Island Capital, Inc.	12,575	50,677
PennyMac Mortgage Investment Trust	8,457	150,704
Ready Capital Corp.	5,172	73,649
Redwood Trust, Inc.	9,487	116,975
TPG RE Finance Trust, Inc.	5,108	64,463
Two Harbors Investment Corp.	29,327	168,630
		3,132,773
Thrifts & Mortgage Finance - 1.6%
Axos Financial, Inc. (a)	4,975	256,213
Blue Foundry Bancorp	2,446	35,907
Bridgewater Bancshares, Inc. (a)	1,840	32,734
Capitol Federal Financial, Inc.	10,849	120,749
Columbia Financial, Inc. (a)	3,419	72,380
Enact Holdings, Inc.	1,311	28,685
Essent Group Ltd.	9,544	435,588
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	754	91,837
Finance of America Companies, Inc. (a)	1,655	6,173
Flagstar Bancorp, Inc.	4,564	206,521
FS Bancorp, Inc.	676	22,457
Hingham Institution for Savings	126	48,867
Home Bancorp, Inc.	647	25,136
Home Point Capital, Inc.	786	3,136
Kearny Financial Corp.	5,793	74,961
Luther Burbank Corp.	1,077	13,818
Merchants Bancorp	1,306	38,070
Mr. Cooper Group, Inc. (a)	5,397	216,690
NMI Holdings, Inc. (a)	7,359	182,062
Northfield Bancorp, Inc.	3,754	59,163
Northwest Bancshares, Inc.	10,434	147,224
Ocwen Financial Corp. (a)	691	25,346
PCSB Financial Corp.	963	17,989
PennyMac Financial Services, Inc.	2,739	171,735
Pioneer Bancorp, Inc. (a)	1,004	11,606
Premier Financial Corp.	3,206	95,699
Provident Bancorp, Inc.	1,306	23,612
Provident Financial Services, Inc.	6,480	156,622
Radian Group, Inc.	15,708	351,702
Southern Missouri Bancorp, Inc.	642	35,503
Trustco Bank Corp., New York	1,551	52,579
Velocity Financial, Inc. (a)	733	9,426
Walker & Dunlop, Inc.	2,537	335,924
Washington Federal, Inc.	5,589	195,727
Waterstone Financial, Inc.	1,716	35,041
WSFS Financial Corp.	5,643	295,580
		3,932,462
TOTAL FINANCIALS		39,310,242
HEALTH CARE - 16.2%
Biotechnology - 7.3%
2seventy bio, Inc. (a)	1,932	36,070
4D Molecular Therapeutics, Inc. (a)	2,445	38,631
89Bio, Inc. (a)	817	4,812
ACADIA Pharmaceuticals, Inc. (a)	10,398	233,851
Acumen Pharmaceuticals, Inc.	856	4,383
Adagio Therapeutics, Inc.	48	345
Adicet Bio, Inc. (a)	1,907	24,066
Adverum Biotechnologies, Inc. (a)	7,871	12,987
Aeglea BioTherapeutics, Inc. (a)	3,586	15,420
Aerovate Therapeutics, Inc.	847	10,012
Affimed NV (a)	10,283	41,955
Agenus, Inc. (a)	19,396	53,533
Agios Pharmaceuticals, Inc. (a)	3,758	116,085
Akebia Therapeutics, Inc. (a)	15,600	31,044
Akero Therapeutics, Inc. (a)	2,202	38,579
Akouos, Inc. (a)	2,080	13,458
Alaunos Therapeutics, Inc. (a)(b)	18,411	19,884
Albireo Pharma, Inc. (a)	1,588	45,242
Aldeyra Therapeutics, Inc. (a)	4,377	16,064
Alector, Inc. (a)	5,102	80,918
Aligos Therapeutics, Inc. (a)	1,758	5,608
Alkermes PLC (a)	13,891	354,221
Allogene Therapeutics, Inc. (a)	5,729	65,597
Allovir, Inc. (a)	2,555	20,849
Alpine Immune Sciences, Inc. (a)	1,056	8,976
Altimmune, Inc. (a)	3,447	27,817
ALX Oncology Holdings, Inc. (a)	1,570	25,120
Amicus Therapeutics, Inc. (a)	22,864	215,150
AnaptysBio, Inc. (a)	1,681	53,742
Anavex Life Sciences Corp. (a)(b)	5,819	76,113
Anika Therapeutics, Inc. (a)	1,250	39,750
Annexon, Inc. (a)	2,673	20,048
Apellis Pharmaceuticals, Inc. (a)	6,192	249,352
Applied Molecular Transport, Inc. (a)	2,198	20,705
Applied Therapeutics, Inc. (a)	1,663	5,122
AquaBounty Technologies, Inc. (a)	5,584	9,884
Arbutus Biopharma Corp. (a)	7,160	20,120
Arcturus Therapeutics Holdings, Inc. (a)	1,865	48,732
Arcus Biosciences, Inc. (a)	3,900	120,120
Arcutis Biotherapeutics, Inc. (a)	2,431	36,732
Ardelyx, Inc. (a)	8,638	7,137
Arena Pharmaceuticals, Inc. (a)	5,345	491,633
Arrowhead Pharmaceuticals, Inc. (a)	8,812	464,921
Atara Biotherapeutics, Inc. (a)	7,535	115,738
Athenex, Inc. (a)	8,222	8,386
Athersys, Inc. (a)(b)	18,857	18,668
Atossa Therapeutics, Inc. (a)	10,382	14,223
Atreca, Inc. (a)	2,394	5,075
Aura Biosciences, Inc.	487	8,888
Avalo Therapeutics, Inc. (a)	5,987	5,885
Avid Bioservices, Inc. (a)	5,273	99,502
Avidity Biosciences, Inc. (a)	3,290	54,680
Avita Medical, Inc. (a)	2,203	21,303
AVROBIO, Inc. (a)	3,798	7,368
Beam Therapeutics, Inc. (a)	4,477	309,853
BeyondSpring, Inc. (a)(b)	2,186	7,061
BioAtla, Inc. (a)	1,370	13,097
BioCryst Pharmaceuticals, Inc. (a)	15,593	240,912
Biohaven Pharmaceutical Holding Co. Ltd. (a)	4,825	641,098
Biomea Fusion, Inc. (a)	1,926	13,790
BioXcel Therapeutics, Inc. (a)	1,510	25,519
Black Diamond Therapeutics, Inc. (a)	1,837	7,660
bluebird bio, Inc. (a)	5,775	45,565
Blueprint Medicines Corp. (a)	5,044	388,892
Bolt Biotherapeutics, Inc.	2,082	7,995
BridgeBio Pharma, Inc. (a)(b)	9,056	89,383
Brooklyn ImmunoTherapeutics, Inc. (a)	2,704	7,355
C4 Therapeutics, Inc. (a)	3,354	81,938
Cardiff Oncology, Inc. (a)	3,368	11,384
CareDx, Inc. (a)	4,438	185,508
Caribou Biosciences, Inc.	1,859	19,947
Catalyst Pharmaceutical Partners, Inc. (a)	8,525	49,104
Cel-Sci Corp. (a)(b)	3,210	19,388
Celcuity, Inc. (a)	799	8,885
Celldex Therapeutics, Inc. (a)	3,986	123,606
Century Therapeutics, Inc.	1,053	13,721
Cerevel Therapeutics Holdings (a)	3,528	91,869
ChemoCentryx, Inc. (a)	4,686	126,007
Chimerix, Inc. (a)	6,585	37,600
Chinook Therapeutics, Inc. (a)	3,367	43,434
Chinook Therapeutics, Inc. rights (a)(c)	702	35
Clene, Inc. (a)	1,819	5,111
Clovis Oncology, Inc. (a)	10,052	20,506
Codiak Biosciences, Inc. (a)	1,494	9,890
Cogent Biosciences, Inc. (a)(b)	3,263	24,668
Coherus BioSciences, Inc. (a)	5,708	70,551
Cortexyme, Inc. (a)(b)	1,730	10,518
Crinetics Pharmaceuticals, Inc. (a)	3,942	74,464
Cue Biopharma, Inc. (a)	2,786	20,589
Cullinan Oncology, Inc.	2,302	31,031
Curis, Inc. (a)	7,642	24,378
Cyteir Therapeutics, Inc.	743	4,517
Cytokinetics, Inc. (a)	6,845	227,186
CytomX Therapeutics, Inc. (a)	5,688	26,165
Day One Biopharmaceuticals, Inc. (a)	1,008	14,868
Deciphera Pharmaceuticals, Inc. (a)	3,273	27,591
Denali Therapeutics, Inc. (a)	7,810	267,258
DermTech, Inc. (a)	2,216	28,387
Design Therapeutics, Inc. (a)	2,353	29,742
Dynavax Technologies Corp. (a)(b)	9,401	121,931
Dyne Therapeutics, Inc. (a)	2,496	18,520
Eagle Pharmaceuticals, Inc. (a)	982	45,113
Editas Medicine, Inc. (a)	5,857	111,517
Eiger Biopharmaceuticals, Inc. (a)	2,885	12,463
Eliem Therapeutics, Inc.	593	5,361
Emergent BioSolutions, Inc. (a)	4,262	199,462
Enanta Pharmaceuticals, Inc. (a)	1,653	98,221
Entrada Therapeutics, Inc.	736	8,148
Epizyme, Inc. (a)	8,179	10,060
Erasca, Inc. (b)	1,836	21,757
Evelo Biosciences, Inc. (a)(b)	2,767	13,033
Exagen, Inc. (a)	893	8,778
Fate Therapeutics, Inc. (a)	7,088	294,223
FibroGen, Inc. (a)	7,508	113,296
Finch Therapeutics Group, Inc. (a)	704	5,970
Foghorn Therapeutics, Inc. (a)	1,715	26,377
Forma Therapeutics Holdings, Inc. (a)	2,903	34,372
Forte Biosciences, Inc. (a)	1,240	2,096
Fortress Biotech, Inc. (a)	6,811	14,235
Frequency Therapeutics, Inc. (a)	2,857	15,342
G1 Therapeutics, Inc. (a)(b)	3,767	37,971
Gemini Therapeutics, Inc. (a)	2,274	4,457
Generation Bio Co. (a)	3,688	23,972
Geron Corp. (a)	25,889	28,996
Global Blood Therapeutics, Inc. (a)	5,419	156,338
Gossamer Bio, Inc. (a)	5,365	51,450
Graphite Bio, Inc.	1,513	14,131
Greenwich Lifesciences, Inc. (a)	349	6,446
Gritstone Bio, Inc. (a)	3,841	20,972
Gt Biopharma, Inc. (a)	1,944	6,085
Halozyme Therapeutics, Inc. (a)	12,081	418,123
Harpoon Therapeutics, Inc. (a)	1,823	9,644
Heron Therapeutics, Inc. (a)(b)	8,076	70,342
Homology Medicines, Inc. (a)	3,954	14,709
Hookipa Pharma, Inc. (a)	1,737	2,606
Humanigen, Inc. (a)	4,708	12,147
iBio, Inc. (a)	19,809	9,481
Icosavax, Inc. (a)	1,178	17,976
Ideaya Biosciences, Inc. (a)	2,886	47,821
IGM Biosciences, Inc. (a)	737	13,045
Imago BioSciences, Inc.	857	17,329
Immuneering Corp.	756	7,560
Immunic, Inc. (a)	1,641	19,347
ImmunityBio, Inc. (a)(b)	6,096	35,479
ImmunoGen, Inc. (a)	17,210	97,237
Immunovant, Inc. (a)	3,570	24,954
Impel Neuropharma, Inc. (a)	539	4,689
Infinity Pharmaceuticals, Inc. (a)	8,336	10,337
Inhibrx, Inc. (a)(b)	2,435	64,674
Inovio Pharmaceuticals, Inc. (a)(b)	17,942	74,280
Inozyme Pharma, Inc. (a)	1,231	8,223
Insmed, Inc. (a)	10,305	233,717
Instil Bio, Inc. (a)	4,744	55,078
Intellia Therapeutics, Inc. (a)	5,973	564,867
Intercept Pharmaceuticals, Inc. (a)(b)	2,202	36,091
Invitae Corp. (a)(b)	17,067	191,833
Ironwood Pharmaceuticals, Inc. Class A (a)	12,746	142,118
iTeos Therapeutics, Inc. (a)	1,770	64,817
Iveric Bio, Inc. (a)	9,937	138,522
Janux Therapeutics, Inc.	1,175	17,895
Jounce Therapeutics, Inc. (a)	2,984	22,320
Kalvista Pharmaceuticals, Inc. (a)	1,951	24,622
Karuna Therapeutics, Inc. (a)	1,915	212,680
Karyopharm Therapeutics, Inc. (a)(b)	6,308	56,141
Keros Therapeutics, Inc. (a)	1,342	62,229
Kezar Life Sciences, Inc. (a)	2,974	39,197
Kiniksa Pharmaceuticals Ltd. (a)	2,614	29,355
Kinnate Biopharma, Inc. (a)	2,198	24,134
Kodiak Sciences, Inc. (a)	2,915	171,111
Kronos Bio, Inc. (a)	3,302	30,048
Krystal Biotech, Inc. (a)	1,557	91,863
Kura Oncology, Inc. (a)	5,531	77,932
Kymera Therapeutics, Inc. (a)	3,005	126,210
Lexicon Pharmaceuticals, Inc. (a)	6,158	19,521
Ligand Pharmaceuticals, Inc. Class B (a)	1,309	163,141
Lineage Cell Therapeutics, Inc. (a)	11,178	17,661
Lyell Immunopharma, Inc.	2,131	12,104
Macrogenics, Inc. (a)	5,212	64,368
Madrigal Pharmaceuticals, Inc. (a)	1,014	58,386
Magenta Therapeutics, Inc. (a)	2,613	8,545
MannKind Corp. (a)	21,360	79,673
MEI Pharma, Inc. (a)	9,654	18,632
MeiraGTx Holdings PLC (a)	2,645	39,649
Mersana Therapeutics, Inc. (a)	6,349	30,285
MiMedx Group, Inc. (a)	9,162	45,444
MiNK Therapeutics, Inc.	306	1,007
Mirum Pharmaceuticals, Inc. (a)	337	6,420
Molecular Templates, Inc. (a)	3,284	10,115
Monte Rosa Therapeutics, Inc.	1,064	13,470
Morphic Holding, Inc. (a)	1,838	77,986
Mustang Bio, Inc. (a)	6,591	7,777
Myriad Genetics, Inc. (a)	6,869	180,586
Neoleukin Therapeutics, Inc. (a)	3,203	11,435
Neximmune, Inc.	1,496	4,742
Nkarta, Inc. (a)	1,277	12,655
Nurix Therapeutics, Inc. (a)	2,720	50,646
Nuvalent, Inc. Class A (a)	961	12,964
Ocugen, Inc. (a)(b)	15,531	55,135
Olema Pharmaceuticals, Inc. (a)	2,219	14,268
Omega Therapeutics, Inc. (a)	733	8,327
OncoCyte Corp. (a)	5,958	10,129
Oncorus, Inc. (a)	1,730	6,003
Oncternal Therapeutics, Inc. (a)	4,384	8,198
Oncternal Therapeutics, Inc. rights (a)(c)	19	0
Opko Health, Inc. (a)	34,862	109,118
Organogenesis Holdings, Inc. Class A (a)	3,491	26,846
ORIC Pharmaceuticals, Inc. (a)	2,701	26,713
Outlook Therapeutics, Inc. (a)	7,720	10,962
Oyster Point Pharma, Inc. (a)	955	11,450
Passage Bio, Inc. (a)	3,327	16,735
PMV Pharmaceuticals, Inc. (a)	2,301	36,954
Portage Biotech, Inc. (a)	436	3,784
Poseida Therapeutics, Inc. (a)	2,430	11,543
Praxis Precision Medicines, Inc. (a)	2,905	43,168
Precigen, Inc. (a)(b)	8,323	21,473
Precision BioSciences, Inc. (a)	4,731	22,567
Prelude Therapeutics, Inc. (a)	987	9,801
Prometheus Biosciences, Inc. (a)(b)	2,603	93,526
Protagonist Therapeutics, Inc. (a)	3,881	113,674
Prothena Corp. PLC (a)	3,143	107,113
PTC Therapeutics, Inc. (a)	6,017	242,004
Puma Biotechnology, Inc. (a)	3,258	8,015
Pyxis Oncology, Inc.	946	9,025
Radius Health, Inc. (a)	4,118	31,214
Rallybio Corp. (a)	609	7,405
RAPT Therapeutics, Inc. (a)	1,825	39,457
Recursion Pharmaceuticals, Inc. (a)	9,911	117,346
REGENXBIO, Inc. (a)	3,434	90,658
Relay Therapeutics, Inc. (a)	5,409	119,701
Reneo Pharmaceuticals, Inc. (a)	819	5,086
Replimune Group, Inc. (a)	2,573	51,023
Revolution Medicines, Inc. (a)	5,174	111,344
Rhythm Pharmaceuticals, Inc. (a)	4,006	29,684
Rigel Pharmaceuticals, Inc. (a)	15,335	39,258
Rocket Pharmaceuticals, Inc. (a)	3,624	60,303
Rubius Therapeutics, Inc. (a)	4,064	27,432
Sana Biotechnology, Inc.	5,268	46,148
Sangamo Therapeutics, Inc. (a)	10,524	63,460
Scholar Rock Holding Corp. (a)	2,479	44,151
Selecta Biosciences, Inc. (a)	8,397	20,993
Sensei Biotherapeutics, Inc.	1,887	9,095
Sera Prognostics, Inc.	494	3,335
Seres Therapeutics, Inc. (a)	6,112	50,974
Sesen Bio, Inc. (a)	18,178	13,468
Shattuck Labs, Inc. (a)	2,332	16,114
Sigilon Therapeutics, Inc. (a)	1,733	3,379
Silverback Therapeutics, Inc. (a)	1,804	8,785
Solid Biosciences, Inc. (a)	5,367	6,548
Sorrento Therapeutics, Inc. (a)(b)	26,375	90,994
Spectrum Pharmaceuticals, Inc. (a)	14,280	10,015
Spero Therapeutics, Inc. (a)	2,161	25,651
Springworks Therapeutics, Inc. (a)	2,530	140,870
Spruce Biosciences, Inc. (a)	1,052	2,672
SQZ Biotechnologies Co. (a)	2,058	16,505
Stoke Therapeutics, Inc. (a)(b)	1,647	31,211
Summit Therapeutics, Inc. (a)	2,294	5,047
Surface Oncology, Inc. (a)	3,290	12,338
Sutro Biopharma, Inc. (a)	3,745	39,997
Syndax Pharmaceuticals, Inc. (a)	3,914	63,955
Syros Pharmaceuticals, Inc. (a)	5,524	10,938
Talaris Therapeutics, Inc. (a)	1,848	17,427
Taysha Gene Therapies, Inc. (a)	2,045	16,258
TCR2 Therapeutics, Inc. (a)	2,652	8,858
Tenaya Therapeutics, Inc. (a)	1,241	14,793
TG Therapeutics, Inc. (a)	11,294	130,672
TONIX Pharmaceuticals Holding (a)	39,849	9,683
Travere Therapeutics, Inc. (a)	5,109	140,498
Trevena, Inc. (a)	16,817	9,140
Turning Point Therapeutics, Inc. (a)	3,352	124,795
Twist Bioscience Corp. (a)	4,063	241,423
Tyra Biosciences, Inc. (b)	1,068	14,001
UroGen Pharma Ltd. (a)	1,777	13,718
Vanda Pharmaceuticals, Inc. (a)	4,789	72,601
Vaxart, Inc. (a)(b)	10,653	52,732
Vaxcyte, Inc. (a)	3,493	66,507
VBI Vaccines, Inc. (a)	16,950	28,815
Vera Therapeutics, Inc. (a)	872	17,379
Veracyte, Inc. (a)	5,903	179,510
Verastem, Inc. (a)	15,038	23,008
Vericel Corp. (a)	4,066	144,668
Verve Therapeutics, Inc.	1,368	39,426
Viking Therapeutics, Inc. (a)	6,145	22,798
Vincerx Pharma, Inc. (a)	1,475	10,605
Vir Biotechnology, Inc. (a)	5,223	179,306
Viracta Therapeutics, Inc. (a)	3,418	9,160
VistaGen Therapeutics, Inc. (a)	17,365	28,305
Vor Biopharma, Inc. (a)	1,688	13,926
Werewolf Therapeutics, Inc. (a)	2,293	20,889
Xbiotech, Inc.	1,472	15,853
Xencor, Inc. (a)	4,931	169,478
Xilio Therapeutics, Inc.	662	9,010
XOMA Corp. (a)	556	11,520
Y-mAbs Therapeutics, Inc. (a)	3,112	30,778
Zentalis Pharmaceuticals, Inc. (a)	3,134	178,889
		17,543,132
Health Care Equipment & Supplies - 3.0%
Accelerate Diagnostics, Inc. (a)	2,951	9,827
Accuray, Inc. (a)	8,023	29,284
Acutus Medical, Inc. (a)	1,967	4,465
Alphatec Holdings, Inc. (a)	6,187	63,974
Angiodynamics, Inc. (a)	3,222	69,692
Apyx Medical Corp. (a)	2,679	30,809
Artivion, Inc. (a)	3,205	57,049
Asensus Surgical, Inc. (a)	20,459	18,143
Aspira Women's Health, Inc. (a)	7,369	8,916
Atricure, Inc. (a)	3,899	255,930
Atrion Corp.	117	70,833
Avanos Medical, Inc. (a)	4,180	126,487
AxoGen, Inc. (a)	3,410	29,701
Axonics Modulation Technologies, Inc. (a)	4,026	190,953
BioLife Solutions, Inc. (a)	951	28,378
Bioventus, Inc.	2,496	32,523
Butterfly Network, Inc. Class A (a)(b)	9,048	52,478
Cardiovascular Systems, Inc. (a)	3,464	60,862
Cerus Corp. (a)	14,844	79,564
ClearPoint Neuro, Inc. (a)	1,810	15,982
CONMED Corp.	2,518	346,426
CryoPort, Inc. (a)	3,581	149,578
Cue Health, Inc. (b)	1,291	11,335
Cutera, Inc. (a)	1,542	56,144
CVRx, Inc.	751	6,233
CytoSorbents Corp. (a)	3,700	13,764
DarioHealth Corp. (a)	1,314	11,524
Eargo, Inc. (a)	2,806	13,497
Glaukos Corp. (a)	3,960	210,830
Haemonetics Corp. (a)	4,310	208,389
Heska Corp. (a)	852	117,218
Inari Medical, Inc. (a)	2,962	217,885
Inogen, Inc. (a)	1,723	51,225
Integer Holdings Corp. (a)	2,840	222,684
Intersect ENT, Inc. (a)	2,833	77,624
Invacare Corp. (a)	3,000	6,750
IRadimed Corp. (a)	524	20,866
iRhythm Technologies, Inc. (a)	2,557	319,190
Lantheus Holdings, Inc. (a)	5,798	147,327
Lantheus Holdings, Inc. rights (a)(c)	4,219	0
LeMaitre Vascular, Inc.	1,633	69,092
LivaNova PLC (a)	4,613	346,482
Lucid Diagnostics, Inc.	371	1,195
Meridian Bioscience, Inc. (a)	3,703	77,208
Merit Medical Systems, Inc. (a)	4,467	247,695
Mesa Laboratories, Inc.	423	120,272
Natus Medical, Inc. (a)	2,885	66,470
Neogen Corp. (a)	9,324	340,046
Neuronetics, Inc. (a)	2,273	8,137
NeuroPace, Inc. (a)	691	5,569
Nevro Corp. (a)	3,008	197,626
NuVasive, Inc. (a)	4,489	233,473
OraSure Technologies, Inc. (a)	6,185	54,737
Ortho Clinical Diagnostics Holdings PLC	10,425	180,978
Orthofix International NV (a)	1,619	49,218
OrthoPediatrics Corp. (a)	1,202	56,843
Outset Medical, Inc. (a)	3,755	139,648
Paragon 28, Inc.	787	11,844
PAVmed, Inc. (a)	6,469	11,127
PROCEPT BioRobotics Corp.	638	11,829
Pulmonx Corp. (a)	2,334	56,833
Pulse Biosciences, Inc. (a)	1,245	15,139
Quotient Ltd. (a)	6,932	11,230
Retractable Technologies, Inc. (a)	1,743	9,517
RxSight, Inc.	780	8,026
Seaspine Holdings Corp. (a)	2,777	33,268
Senseonics Holdings, Inc. (a)(b)	37,381	100,181
Shockwave Medical, Inc. (a)	2,943	426,647
SI-BONE, Inc. (a)	2,892	56,972
Sientra, Inc. (a)	5,466	15,359
Sight Sciences, Inc.	1,004	14,689
Silk Road Medical, Inc. (a)	3,016	98,955
Staar Surgical Co. (a)	4,159	302,442
Stereotaxis, Inc. (a)	4,334	23,880
SurModics, Inc. (a)	1,140	52,075
Tactile Systems Technology, Inc. (a)	1,730	27,282
Talis Biomedical Corp.	1,615	4,764
TransMedics Group, Inc. (a)	2,293	36,390
Treace Medical Concepts, Inc. (a)	2,633	47,763
Utah Medical Products, Inc.	274	25,775
Vapotherm, Inc. (a)	1,971	31,871
Varex Imaging Corp. (a)	3,269	85,321
ViewRay, Inc. (a)	12,157	52,883
Zynex, Inc.	1,985	15,721
		7,226,811
Health Care Providers & Services - 2.7%
1Life Healthcare, Inc. (a)	7,357	82,104
Accolade, Inc. (a)	4,246	81,099
AdaptHealth Corp. (a)	6,342	119,864
Addus HomeCare Corp. (a)	1,363	108,808
Agiliti, Inc. (a)	2,046	39,140
AirSculpt Technologies, Inc. (a)	586	8,620
Alignment Healthcare, Inc. (a)	7,012	53,291
AMN Healthcare Services, Inc. (a)	4,087	414,177
Apollo Medical Holdings, Inc. (a)(b)	3,270	168,340
Apria, Inc.	1,688	63,148
Aveanna Healthcare Holdings, Inc. (a)	3,612	19,830
Biodesix, Inc. (a)	1,262	5,035
Brookdale Senior Living, Inc. (a)	15,961	84,434
Castle Biosciences, Inc. (a)	1,917	82,910
Community Health Systems, Inc. (a)	10,784	136,849
Corvel Corp. (a)	751	132,266
Covetrus, Inc. (a)	9,037	163,299
Cross Country Healthcare, Inc. (a)	3,049	65,584
Fulgent Genetics, Inc. (a)	1,825	116,563
Hanger, Inc. (a)	3,223	58,433
HealthEquity, Inc. (a)	6,997	373,920
InfuSystems Holdings, Inc. (a)	1,592	24,039
Innovage Holding Corp. (a)(b)	1,738	9,072
LHC Group, Inc. (a)	2,675	331,968
LifeStance Health Group, Inc. (b)	4,133	31,535
MEDNAX, Inc. (a)	6,529	159,634
Modivcare, Inc. (a)	1,086	125,900
National Healthcare Corp.	1,048	68,539
National Research Corp. Class A	1,192	49,587
Ontrak, Inc. (a)	1,148	3,972
Option Care Health, Inc. (a)	13,871	324,165
Owens & Minor, Inc.	6,284	264,494
Patterson Companies, Inc.	7,429	213,138
Pennant Group, Inc. (a)	2,269	37,711
PetIQ, Inc. Class A (a)	2,383	48,709
Privia Health Group, Inc. (a)	1,457	31,005
Progyny, Inc. (a)	5,558	225,099
R1 RCM, Inc. (a)	10,393	247,146
RadNet, Inc. (a)	3,935	101,326
Select Medical Holdings Corp.	9,603	223,078
Sharps Compliance Corp. (a)	1,672	11,286
SOC Telemed, Inc. Class A (a)	6,550	4,711
Surgery Partners, Inc. (a)	2,952	125,962
Tenet Healthcare Corp. (a)	9,210	682,645
The Ensign Group, Inc.	4,569	344,640
The Joint Corp. (a)	1,221	65,983
Tivity Health, Inc. (a)	3,746	95,298
Triple-S Management Corp. (a)	1,947	70,073
U.S. Physical Therapy, Inc.	1,125	108,866
Viemed Healthcare, Inc. (a)	3,282	15,196
		6,422,491
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	10,622	214,777
American Well Corp. (a)	15,184	71,820
Castlight Health, Inc. Class B (a)	10,941	22,320
Computer Programs & Systems, Inc. (a)	1,214	34,380
Convey Health Solutions Holdin	1,285	10,010
Evolent Health, Inc. (a)	6,938	164,500
Forian, Inc. (a)	1,687	13,918
Health Catalyst, Inc. (a)	4,697	140,205
HealthStream, Inc. (a)	2,163	52,669
iCAD, Inc. (a)	2,090	11,683
Inspire Medical Systems, Inc. (a)	2,343	518,482
MultiPlan Corp. Class A (a)	33,215	133,856
NantHealth, Inc. (a)	3,205	2,556
Nextgen Healthcare, Inc. (a)	5,036	97,245
Omnicell, Inc. (a)	3,821	573,685
OptimizeRx Corp. (a)	1,556	69,911
Phreesia, Inc. (a)	4,389	136,893
Schrodinger, Inc. (a)	2,498	70,818
Simulations Plus, Inc.	1,378	58,593
Tabula Rasa HealthCare, Inc. (a)	1,995	21,526
Vocera Communications, Inc. (a)	3,001	237,109
		2,656,956
Life Sciences Tools & Services - 0.7%
Absci Corp.	1,304	8,776
Akoya Biosciences, Inc. (a)	1,223	13,893
Alpha Teknova, Inc.	644	10,162
Berkeley Lights, Inc. (a)	3,998	38,821
BioNano Genomics, Inc. (a)(b)	24,304	53,955
ChromaDex, Inc. (a)	4,306	12,100
Codex DNA, Inc.	768	6,021
Codexis, Inc. (a)	5,274	108,117
Cytek Biosciences, Inc. (b)	1,483	21,592
Fluidigm Corp. (a)(b)	6,746	22,059
Harvard Bioscience, Inc. (a)	3,544	20,626
Inotiv, Inc. (a)	1,281	40,979
IsoPlexis Corp.	796	4,903
MaxCyte, Inc.	8,408	54,316
Medpace Holdings, Inc. (a)	2,530	448,974
Nanostring Technologies, Inc. (a)	3,997	138,776
NeoGenomics, Inc. (a)	9,922	223,642
Pacific Biosciences of California, Inc. (a)	17,060	190,731
Personalis, Inc. (a)	3,319	37,803
Quanterix Corp. (a)	2,758	83,954
Rapid Micro Biosystems, Inc.	823	5,868
Seer, Inc. (a)	3,431	53,970
Singular Genomics Systems, Inc. (a)	1,171	9,075
		1,609,113
Pharmaceuticals - 1.4%
9 Meters Biopharma, Inc. (a)	19,883	15,175
Aclaris Therapeutics, Inc. (a)	4,467	48,780
Aerie Pharmaceuticals, Inc. (a)	3,687	27,136
Amneal Pharmaceuticals, Inc. (a)	8,740	38,718
Amphastar Pharmaceuticals, Inc. (a)	3,192	73,703
Ampio Pharmaceuticals, Inc. (a)(b)	18,161	9,400
Angion Biomedica Corp.	2,184	5,897
ANI Pharmaceuticals, Inc. (a)	954	38,561
Antares Pharma, Inc. (a)	14,741	49,677
Arvinas Holding Co. LLC (a)	4,083	291,894
Atea Pharmaceuticals, Inc. (a)	5,462	38,999
Athira Pharma, Inc. (a)	2,784	28,675
Axsome Therapeutics, Inc. (a)	2,410	66,130
Biodelivery Sciences International, Inc. (a)	8,071	29,540
Cara Therapeutics, Inc. (a)	3,913	45,313
Cassava Sciences, Inc. (a)(b)	3,316	146,733
Citius Pharmaceuticals, Inc. (a)	9,861	14,890
Collegium Pharmaceutical, Inc. (a)	3,010	53,729
Corcept Therapeutics, Inc. (a)	8,287	155,547
CorMedix, Inc. (a)	3,252	13,756
CymaBay Therapeutics, Inc. (a)	5,394	16,074
DICE Therapeutics, Inc.	1,209	20,589
Durect Corp. (a)	19,978	15,121
Edgewise Therapeutics, Inc. (a)(b)	3,379	45,954
Endo International PLC (a)	20,017	63,854
Esperion Therapeutics, Inc. (a)	2,373	10,180
Evolus, Inc. (a)	2,952	21,904
Eyepoint Pharmaceuticals, Inc. (a)	1,915	17,944
Fulcrum Therapeutics, Inc. (a)	2,366	28,771
Harmony Biosciences Holdings, Inc. (a)	2,023	72,545
Ikena Oncology, Inc. (a)	2,471	24,043
Innoviva, Inc. (a)	3,636	58,285
Intra-Cellular Therapies, Inc. (a)	6,856	325,591
Kala Pharmaceuticals, Inc. (a)	4,830	4,273
Kaleido Biosciences, Inc. (a)	1,765	3,106
KemPharm, Inc. (a)	2,642	19,049
Landos Biopharma, Inc.	457	1,568
Marinus Pharmaceuticals, Inc. (a)	3,303	33,691
Mind Medicine (MindMed), Inc. (a)	30,340	33,981
NGM Biopharmaceuticals, Inc. (a)	2,696	42,624
Nuvation Bio, Inc. (a)	13,751	83,881
Ocular Therapeutix, Inc. (a)	6,793	38,448
Omeros Corp. (a)(b)	5,235	31,410
Oramed Pharmaceuticals, Inc. (a)(b)	2,644	23,690
Pacira Biosciences, Inc. (a)	3,835	240,723
Paratek Pharmaceuticals, Inc. (a)	4,519	18,302
Phathom Pharmaceuticals, Inc. (a)	1,740	29,232
Phibro Animal Health Corp. Class A	1,658	31,999
Pliant Therapeutics, Inc. (a)	2,086	24,469
Prestige Brands Holdings, Inc. (a)	4,259	240,421
Provention Bio, Inc. (a)(b)	4,757	25,498
Rain Therapeutics, Inc. (a)	1,433	12,295
Reata Pharmaceuticals, Inc. (a)	2,294	64,507
Relmada Therapeutics, Inc. (a)	1,340	24,643
Revance Therapeutics, Inc. (a)	6,127	81,673
Seelos Therapeutics, Inc. (a)	8,910	10,157
SIGA Technologies, Inc. (a)	4,072	26,509
Supernus Pharmaceuticals, Inc. (a)	4,233	130,588
Tarsus Pharmaceuticals, Inc. (a)	708	14,210
Terns Pharmaceuticals, Inc.	1,274	7,988
TherapeuticsMD, Inc. (a)(b)	36,662	11,127
Theravance Biopharma, Inc. (a)	5,255	47,873
Theseus Pharmaceuticals, Inc.	1,025	9,461
Ventyx Biosciences, Inc.	901	14,650
Verrica Pharmaceuticals, Inc. (a)	1,129	9,247
WAVE Life Sciences (a)	4,114	9,010
Zogenix, Inc. (a)	4,908	127,657
		3,441,068
TOTAL HEALTH CARE		38,899,571
INDUSTRIALS - 14.6%
Aerospace & Defense - 0.6%
AAR Corp. (a)	2,951	118,837
Aerojet Rocketdyne Holdings, Inc.	6,443	248,635
AeroVironment, Inc. (a)	1,963	111,734
AerSale Corp. (a)	802	11,412
Astronics Corp. (a)	2,197	26,430
Byrna Technologies, Inc. (a)	1,613	17,598
Cadre Holding, Inc.	555	12,116
Ducommun, Inc. (a)	932	40,775
Kaman Corp.	2,365	94,529
Kratos Defense & Security Solutions, Inc. (a)	10,779	180,656
Maxar Technologies, Inc.	6,341	164,929
Moog, Inc. Class A	2,484	189,380
National Presto Industries, Inc.	409	33,640
PAE, Inc. (a)	5,879	58,849
Park Aerospace Corp.	1,692	22,893
Parsons Corp. (a)	2,240	68,208
Triumph Group, Inc. (a)	5,517	100,520
Vectrus, Inc. (a)	973	44,768
		1,545,909
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	5,138	137,955
Atlas Air Worldwide Holdings, Inc. (a)	2,496	200,504
Forward Air Corp.	2,329	247,573
Hub Group, Inc. Class A (a)	2,843	215,272
Radiant Logistics, Inc. (a)	3,356	20,841
		822,145
Airlines - 0.3%
Allegiant Travel Co. (a)	1,323	236,367
Frontier Group Holdings, Inc. (a)	2,895	37,867
Hawaiian Holdings, Inc. (a)	4,323	73,923
Mesa Air Group, Inc. (a)	2,872	14,360
SkyWest, Inc. (a)	4,279	163,244
Spirit Airlines, Inc. (a)	8,477	182,001
Sun Country Airlines Holdings, Inc. (a)	2,821	74,982
		782,744
Building Products - 1.3%
AAON, Inc.	3,602	231,429
American Woodmark Corp. (a)	1,436	86,059
Apogee Enterprises, Inc.	2,115	94,435
Caesarstone Sdot-Yam Ltd.	1,814	22,367
Cornerstone Building Brands, Inc. (a)	4,741	69,930
CSW Industrials, Inc.	1,261	139,971
Gibraltar Industries, Inc. (a)	2,867	157,112
Griffon Corp.	4,006	89,694
Insteel Industries, Inc.	1,614	61,058
Jeld-Wen Holding, Inc. (a)	7,957	187,785
Masonite International Corp. (a)	2,071	205,526
PGT Innovations, Inc. (a)	4,958	94,152
Quanex Building Products Corp.	2,847	62,036
Resideo Technologies, Inc. (a)	12,548	310,939
Simpson Manufacturing Co. Ltd.	3,772	425,444
UFP Industries, Inc.	5,245	418,866
View, Inc. Class A (a)(b)	12,285	32,310
Zurn Water Solutions Corp.	10,430	318,532
		3,007,645
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	5,866	244,554
ACCO Brands Corp.	8,023	65,307
Aris Water Solution, Inc. Class A	1,715	19,843
Brady Corp. Class A	4,074	211,522
BrightView Holdings, Inc. (a)	3,641	48,316
Casella Waste Systems, Inc. Class A (a)	4,266	324,131
CECO Environmental Corp. (a)	2,573	16,236
Cimpress PLC (a)	1,528	102,712
CompX International, Inc. Class A	171	3,859
CoreCivic, Inc. (a)	10,219	103,314
Deluxe Corp.	3,662	110,226
Ennis, Inc.	2,156	40,813
Harsco Corp. (a)	6,827	107,184
Healthcare Services Group, Inc.	6,560	119,326
Heritage-Crystal Clean, Inc. (a)	1,379	39,453
HNI Corp.	3,768	158,030
Interface, Inc.	4,990	66,167
KAR Auction Services, Inc. (a)	10,470	148,883
Kimball International, Inc. Class B	2,861	28,095
Matthews International Corp. Class A	2,630	92,366
Millerknoll, Inc.	6,498	250,953
Montrose Environmental Group, Inc. (a)	2,278	104,264
NL Industries, Inc.	812	5,278
Pitney Bowes, Inc.	15,359	94,611
R.R. Donnelley & Sons Co. (a)	6,123	67,475
SP Plus Corp. (a)	1,951	54,979
Steelcase, Inc. Class A	7,545	93,105
Team, Inc. (a)	2,957	2,108
Tetra Tech, Inc.	4,701	654,332
The Brink's Co.	4,171	291,052
U.S. Ecology, Inc. (a)	2,735	78,166
UniFirst Corp.	1,306	248,258
Viad Corp. (a)	1,722	64,868
VSE Corp.	905	46,680
		4,106,466
Construction & Engineering - 1.5%
Ameresco, Inc. Class A (a)	2,709	137,102
API Group Corp. (a)	17,499	390,228
Arcosa, Inc.	4,216	196,719
Argan, Inc.	1,220	45,323
Comfort Systems U.S.A., Inc.	3,058	274,547
Concrete Pumping Holdings, Inc. (a)	2,203	18,087
Construction Partners, Inc. Class A (a)	2,524	66,230
Dycom Industries, Inc. (a)	2,553	215,192
EMCOR Group, Inc.	4,639	553,015
Fluor Corp. (a)	12,323	259,276
Granite Construction, Inc.	3,965	142,661
Great Lakes Dredge & Dock Corp. (a)	5,561	76,130
IES Holdings, Inc. (a)	756	37,271
Infrastructure and Energy Alternatives, Inc. (a)	2,559	23,082
INNOVATE Corp. (a)	3,676	14,447
Matrix Service Co. (a)	2,230	16,190
MYR Group, Inc. (a)	1,432	134,651
Northwest Pipe Co. (a)	839	23,802
NV5 Global, Inc. (a)	1,137	118,919
Primoris Services Corp.	4,682	120,421
Sterling Construction Co., Inc. (a)	2,422	61,543
Tutor Perini Corp. (a)	3,553	42,281
Willscot Mobile Mini Holdings (a)	18,432	682,721
		3,649,838
Electrical Equipment - 1.0%
Advent Technologies Holdings, Inc. Class A (a)	1,453	6,161
Allied Motion Technologies, Inc.	1,006	36,065
American Superconductor Corp. (a)	2,638	21,632
Array Technologies, Inc. (a)	11,204	118,090
Atkore, Inc. (a)	4,001	431,228
AZZ, Inc.	2,109	100,346
Babcock & Wilcox Enterprises, Inc. (a)	4,848	34,421
Beam Global (a)	968	12,758
Blink Charging Co. (a)(b)	3,081	64,424
Bloom Energy Corp. Class A (a)	12,456	187,836
Encore Wire Corp.	1,706	192,249
EnerSys	3,731	279,564
Eos Energy Enterprises, Inc. (a)	4,085	16,912
FTC Solar, Inc. (a)	1,900	8,018
FuelCell Energy, Inc. (a)	32,432	137,512
GrafTech International Ltd.	17,363	181,964
Powell Industries, Inc.	798	23,828
Preformed Line Products Co.	236	14,311
Romeo Power, Inc. (a)(b)	11,742	27,711
Stem, Inc. (a)	9,992	122,702
Thermon Group Holdings, Inc. (a)	2,762	47,368
TPI Composites, Inc. (a)	3,264	39,396
Vicor Corp. (a)	1,864	175,831
		2,280,327
Machinery - 3.6%
AgEagle Aerial Systems, Inc. (a)	7,326	8,791
Alamo Group, Inc.	861	121,272
Albany International Corp. Class A	2,668	223,338
Altra Industrial Motion Corp.	5,694	274,906
Astec Industries, Inc.	1,989	125,884
Barnes Group, Inc.	4,093	184,881
Blue Bird Corp. (a)	1,332	20,659
Chart Industries, Inc. (a)	3,189	388,643
CIRCOR International, Inc. (a)	1,645	45,682
Columbus McKinnon Corp. (NY Shares)	2,424	104,911
Commercial Vehicle Group, Inc. (a)	2,824	21,858
Desktop Metal, Inc. (a)	15,559	63,636
Douglas Dynamics, Inc.	1,951	71,270
Energy Recovery, Inc. (a)	3,636	71,193
Enerpac Tool Group Corp. Class A	5,275	94,159
EnPro Industries, Inc.	1,758	184,625
ESCO Technologies, Inc.	2,214	176,633
Evoqua Water Technologies Corp. (a)	10,074	407,997
Federal Signal Corp.	5,254	205,011
Franklin Electric Co., Inc.	4,035	350,238
Gorman-Rupp Co.	1,898	76,129
Helios Technologies, Inc.	2,804	214,871
Hillenbrand, Inc.	6,353	295,287
Hydrofarm Holdings Group, Inc. (a)	2,536	49,731
Hyliion Holdings Corp. Class A (a)	10,685	47,548
Hyster-Yale Materials Handling Class A	863	38,740
Ideanomics, Inc. (a)(b)	39,342	42,096
John Bean Technologies Corp.	2,726	368,010
Kadant, Inc.	995	207,935
Kennametal, Inc.	7,298	252,292
Lindsay Corp.	960	121,200
Luxfer Holdings PLC sponsored	2,357	40,258
Manitowoc Co., Inc. (a)	3,030	55,298
Mayville Engineering Co., Inc. (a)	747	8,568
Meritor, Inc. (a)	5,939	136,894
Miller Industries, Inc.	913	28,732
Mueller Industries, Inc.	4,897	252,979
Mueller Water Products, Inc. Class A	13,742	176,585
Nikola Corp. (a)(b)	18,440	148,073
NN, Inc. (a)	3,661	13,948
Omega Flex, Inc.	270	38,329
Park-Ohio Holdings Corp.	703	14,229
Proto Labs, Inc. (a)	1,797	90,173
RBC Bearings, Inc. (a)	2,438	439,986
REV Group, Inc.	2,509	33,696
SPX Corp. (a)	3,830	199,849
SPX Flow, Inc.	3,582	308,768
Standex International Corp.	1,011	100,443
Tennant Co.	1,573	121,388
Terex Corp.	6,008	250,654
The Greenbrier Companies, Inc.	2,756	111,232
The Shyft Group, Inc.	3,021	126,701
Titan International, Inc. (a)	4,525	44,119
Trinity Industries, Inc.	6,627	190,394
Wabash National Corp.	4,262	83,620
Watts Water Technologies, Inc. Class A	2,399	367,551
Welbilt, Inc. (a)	11,161	265,074
		8,506,967
Marine - 0.2%
Costamare, Inc.	4,538	59,629
Eagle Bulk Shipping, Inc.	767	34,377
Genco Shipping & Trading Ltd.	2,773	43,148
Matson, Inc.	3,600	351,576
Safe Bulkers, Inc. (a)	5,409	18,877
		507,607
Professional Services - 1.7%
Acacia Research Corp. (a)	4,328	19,476
ASGN, Inc. (a)	4,441	510,138
Atlas Technical Consultants, Inc. (a)	1,146	11,128
Barrett Business Services, Inc.	635	40,640
CBIZ, Inc. (a)	4,160	160,701
CRA International, Inc.	623	52,992
Exponent, Inc.	4,529	430,164
First Advantage Corp.	4,814	81,453
Forrester Research, Inc. (a)	943	51,884
Franklin Covey Co. (a)	1,093	51,163
Heidrick & Struggles International, Inc.	1,679	73,490
Hirequest, Inc.	378	6,993
HireRight Holdings Corp.	1,924	26,166
Huron Consulting Group, Inc. (a)	1,910	84,269
ICF International, Inc.	1,575	148,664
Insperity, Inc.	3,135	337,107
KBR, Inc.	12,281	532,995
Kelly Services, Inc. Class A (non-vtg.)	3,017	51,530
Kforce, Inc.	1,728	118,662
Korn Ferry	4,690	311,322
ManTech International Corp. Class A	2,389	172,581
MISTRAS Group, Inc. (a)	1,515	10,181
Resources Connection, Inc.	2,718	47,375
Sterling Check Corp.	1,422	28,454
TriNet Group, Inc. (a)	3,533	301,012
TrueBlue, Inc. (a)	2,991	79,561
Upwork, Inc. (a)	10,112	275,046
Willdan Group, Inc. (a)	973	30,611
		4,045,758
Road & Rail - 0.8%
ArcBest Corp.	2,197	194,303
Avis Budget Group, Inc. (a)	3,579	630,548
Covenant Transport Group, Inc. Class A	1,032	22,415
Daseke, Inc. (a)	3,493	39,052
Heartland Express, Inc.	3,920	58,643
HyreCar, Inc. (a)	1,746	5,936
Marten Transport Ltd.	5,022	83,817
P.A.M. Transportation Services, Inc.	292	20,390
Saia, Inc. (a)	2,308	656,118
U.S. Xpress Enterprises, Inc. (a)	2,324	10,481
Universal Logistics Holdings, Inc.	685	11,666
Werner Enterprises, Inc.	5,338	238,021
Yellow Corp. (a)	4,397	45,905
		2,017,295
Trading Companies & Distributors - 1.6%
Alta Equipment Group, Inc. (a)	1,601	21,822
Applied Industrial Technologies, Inc.	3,319	325,196
Beacon Roofing Supply, Inc. (a)	4,883	267,930
BlueLinx Corp. (a)	802	57,455
Boise Cascade Co.	3,436	241,276
Custom Truck One Source, Inc. Class A (a)	4,150	34,113
DXP Enterprises, Inc. (a)	1,471	41,997
EVI Industries, Inc. (a)	488	10,790
GATX Corp.	3,022	315,648
Global Industrial Co.	1,106	38,666
GMS, Inc. (a)	3,730	190,901
H&E Equipment Services, Inc.	2,774	115,482
Herc Holdings, Inc.	2,168	347,856
Karat Packaging, Inc. (a)	388	6,414
Lawson Products, Inc. (a)	418	20,340
McGrath RentCorp.	2,061	157,069
MRC Global, Inc. (a)	7,023	52,040
NOW, Inc. (a)	9,597	85,317
Rush Enterprises, Inc.:
Class A	3,921	207,107
Class B	262	13,294
Textainer Group Holdings Ltd.	4,081	150,099
Titan Machinery, Inc. (a)	1,695	52,206
Transcat, Inc. (a)	602	57,136
Triton International Ltd.	5,781	349,288
Veritiv Corp. (a)	1,231	114,581
WESCO International, Inc. (a)	3,900	475,371
Willis Lease Finance Corp. (a)	235	8,406
		3,757,800
TOTAL INDUSTRIALS		35,030,501
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 0.7%
ADTRAN, Inc.	4,142	79,568
Aviat Networks, Inc. (a)	960	27,859
CalAmp Corp. (a)	3,068	18,224
Calix, Inc. (a)	4,797	241,193
Cambium Networks Corp. (a)	1,011	24,446
Casa Systems, Inc. (a)	2,662	11,793
Clearfield, Inc. (a)	990	63,825
Comtech Telecommunications Corp.	2,177	44,258
Digi International, Inc. (a)	2,969	66,327
DZS, Inc. (a)	1,490	21,814
EMCORE Corp. (a)	3,258	18,929
Extreme Networks, Inc. (a)	10,982	139,362
Harmonic, Inc. (a)	7,801	83,939
Infinera Corp. (a)	15,910	133,962
Inseego Corp. (a)(b)	7,549	34,423
KVH Industries, Inc. (a)	1,109	9,981
NETGEAR, Inc. (a)	2,462	68,124
NetScout Systems, Inc. (a)	6,035	190,404
Plantronics, Inc. (a)	3,680	98,072
Ribbon Communications, Inc. (a)	6,048	27,216
Viavi Solutions, Inc. (a)	20,645	339,817
		1,743,536
Electronic Equipment & Components - 2.2%
908 Devices, Inc. (a)	1,702	26,926
Advanced Energy Industries, Inc.	3,289	283,446
Aeva Technologies, Inc. (a)(b)	9,477	49,565
Akoustis Technologies, Inc. (a)(b)	4,691	28,381
Arlo Technologies, Inc. (a)	7,311	63,533
Badger Meter, Inc.	2,531	256,061
Belden, Inc.	3,812	213,281
Benchmark Electronics, Inc.	2,962	71,503
CTS Corp.	2,692	90,317
Daktronics, Inc. (a)	2,975	14,578
ePlus, Inc. (a)	2,280	104,812
Fabrinet (a)	3,199	361,999
FARO Technologies, Inc. (a)	1,582	85,918
Identiv, Inc. (a)	1,871	36,148
II-VI, Inc. (a)	9,244	586,070
Insight Enterprises, Inc. (a)	2,965	279,155
Iteris, Inc. (a)	3,713	14,778
Itron, Inc. (a)	3,930	243,660
Kimball Electronics, Inc. (a)	2,060	40,767
Knowles Corp. (a)	7,660	162,469
Luna Innovations, Inc. (a)	2,749	20,040
Methode Electronics, Inc. Class A	3,265	143,758
MicroVision, Inc. (a)	13,725	46,802
Napco Security Technologies, Inc.	2,463	51,206
nLIGHT, Inc. (a)	3,827	79,181
Novanta, Inc. (a)	3,060	422,586
OSI Systems, Inc. (a)	1,426	118,272
Ouster, Inc. (a)(b)	13,846	48,738
Par Technology Corp. (a)	2,221	83,288
PC Connection, Inc.	907	39,318
Plexus Corp. (a)	2,401	186,126
Rogers Corp. (a)	1,618	441,633
Sanmina Corp. (a)	5,447	206,006
ScanSource, Inc. (a)	2,157	67,255
TTM Technologies, Inc. (a)	8,630	116,160
Velodyne Lidar, Inc. (a)(b)	7,110	27,800
Vishay Intertechnology, Inc.	11,618	240,609
Vishay Precision Group, Inc. (a)	1,029	32,959
		5,385,104
IT Services - 1.5%
BigCommerce Holdings, Inc. (a)	3,589	117,324
Brightcove, Inc. (a)	3,617	34,108
Cantaloupe, Inc. (a)	5,140	43,176
Cass Information Systems, Inc.	1,128	45,887
Conduent, Inc. (a)	14,636	69,228
CSG Systems International, Inc.	2,756	156,458
Digitalocean Holdings, Inc. (a)	4,337	248,684
EVERTEC, Inc.	5,214	227,539
EVO Payments, Inc. Class A (a)	4,161	100,363
ExlService Holdings, Inc. (a)	2,819	339,746
Flywire Corp. (a)	5,507	155,242
GreenBox POS (a)	1,750	6,738
Grid Dynamics Holdings, Inc. (a)	3,933	104,814
Hackett Group, Inc.	2,068	39,582
i3 Verticals, Inc. Class A (a)	1,984	45,910
IBEX Ltd. (a)	558	8,102
International Money Express, Inc. (a)	2,927	46,861
Limelight Networks, Inc. (a)	10,845	46,308
Liveramp Holdings, Inc. (a)	5,786	258,345
Maximus, Inc.	5,324	411,652
MoneyGram International, Inc. (a)	7,826	68,634
Paya Holdings, Inc. (a)	7,945	52,040
Perficient, Inc. (a)	2,826	296,221
Priority Technology Holdings, Inc. (a)	838	5,078
Rackspace Technology, Inc. (a)	4,823	60,336
Remitly Global, Inc.	1,131	13,764
Repay Holdings Corp. (a)	7,517	134,479
StarTek, Inc. (a)	1,633	8,312
Ttec Holdings, Inc.	1,624	130,066
Tucows, Inc. (a)	803	63,437
Unisys Corp. (a)	5,709	104,189
Verra Mobility Corp. (a)	12,575	199,188
		3,641,811
Semiconductors & Semiconductor Equipment - 3.3%
Alpha & Omega Semiconductor Ltd. (a)	1,862	83,846
Ambarella, Inc. (a)	3,066	429,700
Amkor Technology, Inc.	8,900	195,978
Atomera, Inc. (a)(b)	1,839	25,985
Axcelis Technologies, Inc. (a)	2,881	180,379
AXT, Inc. (a)	3,605	27,001
CEVA, Inc. (a)	1,968	74,135
CMC Materials, Inc.	2,457	444,422
Cohu, Inc. (a)	4,210	138,846
Diodes, Inc. (a)	3,762	349,076
FormFactor, Inc. (a)	6,769	289,307
Ichor Holdings Ltd. (a)	2,433	103,208
Impinj, Inc. (a)	1,647	130,755
Kopin Corp. (a)	7,072	20,792
Kulicke & Soffa Industries, Inc.	5,317	290,787
Lattice Semiconductor Corp. (a)	11,801	651,651
MACOM Technology Solutions Holdings, Inc. (a)	4,226	258,673
MaxLinear, Inc. Class A (a)	6,155	369,423
Meta Materials, Inc. (a)(b)	14,768	24,663
NeoPhotonics Corp. (a)	4,439	68,183
NVE Corp.	373	23,078
Onto Innovation, Inc. (a)	4,226	386,848
PDF Solutions, Inc. (a)	2,491	74,057
Photronics, Inc. (a)	5,039	90,097
Power Integrations, Inc.	5,254	424,050
Rambus, Inc. (a)	9,289	234,547
Semtech Corp. (a)	5,624	399,866
Silicon Laboratories, Inc. (a)	3,443	568,749
SiTime Corp. (a)	1,384	322,597
SkyWater Technology, Inc. (a)	737	7,392
SMART Global Holdings, Inc. (a)	1,519	87,130
SunPower Corp. (a)(b)	6,982	117,158
Synaptics, Inc. (a)	3,390	713,087
Ultra Clean Holdings, Inc. (a)	3,870	195,125
Veeco Instruments, Inc. (a)	4,247	116,750
		7,917,341
Software - 5.4%
8x8, Inc. (a)	9,911	152,134
A10 Networks, Inc.	5,271	78,011
ACI Worldwide, Inc. (a)	10,284	353,461
Agilysys, Inc. (a)	1,881	71,591
Alarm.com Holdings, Inc. (a)	4,159	310,137
Alkami Technology, Inc. (a)	2,571	39,439
Altair Engineering, Inc. Class A (a)	4,094	257,594
American Software, Inc. Class A	2,653	60,992
AppFolio, Inc. (a)	1,665	191,908
Appian Corp. Class A (a)	3,455	194,758
Arteris, Inc.	408	6,034
Asana, Inc. (a)	6,190	324,851
Avaya Holdings Corp. (a)	7,159	130,437
AvidXchange Holdings, Inc.	2,279	23,610
Benefitfocus, Inc. (a)	2,110	23,505
Blackbaud, Inc. (a)	4,161	283,531
BlackLine, Inc. (a)	4,765	437,761
Bottomline Technologies, Inc. (a)	3,900	219,921
Box, Inc. Class A (a)	12,116	316,591
BTRS Holdings, Inc. (a)	6,098	39,027
Cerence, Inc. (a)	3,307	209,961
ChannelAdvisor Corp. (a)	2,614	55,260
Cleanspark, Inc. (a)	3,258	21,894
CommVault Systems, Inc. (a)	4,006	270,245
Consensus Cloud Solutions, Inc. (a)	1,399	79,323
CoreCard Corp. (a)	650	24,115
Couchbase, Inc.	911	21,345
CS Disco, Inc.	685	23,509
Digimarc Corp. (a)(b)	1,134	35,948
Digital Turbine, Inc. (a)	7,935	350,330
Domo, Inc. Class B (a)	2,488	116,836
E2open Parent Holdings, Inc. (a)	15,446	143,648
Ebix, Inc.	2,346	71,295
eGain Communications Corp. (a)	1,805	18,646
Enfusion, Inc. Class A	1,865	25,756
EngageSmart, Inc.	1,450	31,697
Envestnet, Inc. (a)	4,726	349,440
EverCommerce, Inc.	1,466	17,621
GTY Technology Holdings, Inc. (a)	2,836	14,322
Instructure Holdings, Inc.	1,090	25,179
Intapp, Inc.	984	19,798
InterDigital, Inc.	2,648	182,791
JFrog Ltd. (a)	3,607	96,379
Kaltura, Inc.	1,752	6,290
LivePerson, Inc. (a)	5,758	171,991
Marathon Digital Holdings, Inc. (a)(b)	8,320	195,853
MeridianLink, Inc.	1,117	21,659
MicroStrategy, Inc. Class A (a)(b)	735	270,487
Mimecast Ltd. (a)	5,297	422,224
Mitek Systems, Inc. (a)	3,818	62,501
Model N, Inc. (a)	3,120	86,299
Momentive Global, Inc. (a)	11,336	194,186
ON24, Inc. (a)	2,455	40,409
Onespan, Inc. (a)	3,077	49,417
Pagerduty, Inc. (a)	6,571	216,974
Ping Identity Holding Corp. (a)	5,410	107,064
Progress Software Corp.	3,842	174,849
PROS Holdings, Inc. (a)	3,486	96,597
Q2 Holdings, Inc. (a)	4,697	306,479
Qualys, Inc. (a)	2,969	380,448
Rapid7, Inc. (a)	4,892	471,246
Rekor Systems, Inc. (a)	3,092	14,378
Rimini Street, Inc. (a)	4,073	20,976
Riot Blockchain, Inc. (a)(b)	7,371	117,494
SailPoint Technologies Holding, Inc. (a)	7,967	308,243
Sapiens International Corp. NV	2,643	84,153
SecureWorks Corp. (a)	871	12,847
ShotSpotter, Inc. (a)	764	20,147
Smith Micro Software, Inc. (a)	4,129	17,259
Sprout Social, Inc. (a)	3,961	272,715
SPS Commerce, Inc. (a)	3,146	389,632
Stronghold Digital Mining, Inc. Class A	681	6,081
Sumo Logic, Inc. (a)	5,666	67,482
Telos Corp. (a)	3,343	39,080
Tenable Holdings, Inc. (a)	8,058	414,181
Upland Software, Inc. (a)	2,589	50,744
Varonis Systems, Inc. (a)	9,408	350,542
Verint Systems, Inc. (a)	5,574	286,113
Veritone, Inc. (a)	2,607	41,112
Viant Technology, Inc.	1,202	9,604
VirnetX Holding Corp. (a)(b)	5,369	12,134
Vonage Holdings Corp. (a)	20,940	436,390
Weave Communications, Inc.	380	3,800
Workiva, Inc. (a)	3,731	441,303
Xperi Holding Corp.	9,197	155,153
Yext, Inc. (a)	10,121	81,980
Zuora, Inc. (a)	9,816	163,240
		12,812,387
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)	10,830	193,857
Avid Technology, Inc. (a)	3,123	97,937
Corsair Gaming, Inc. (a)(b)	2,492	48,694
Diebold Nixdorf, Inc. (a)	6,258	58,450
Eastman Kodak Co. (a)	3,907	15,355
Quantum Corp. (a)	4,942	24,908
Super Micro Computer, Inc. (a)	3,739	151,504
Turtle Beach Corp. (a)	1,343	27,290
		617,995
TOTAL INFORMATION TECHNOLOGY		32,118,174
MATERIALS - 3.8%
Chemicals - 2.0%
AdvanSix, Inc.	2,346	98,743
American Vanguard Corp.	2,447	37,121
Amyris, Inc. (a)(b)	15,559	70,949
Avient Corp.	7,939	395,124
Balchem Corp.	2,782	408,787
Cabot Corp.	4,866	267,581
Chase Corp.	630	59,774
Danimer Scientific, Inc. (a)(b)	8,085	40,506
Ecovyst, Inc.	4,297	43,958
Ferro Corp. (a)	6,949	151,488
FutureFuel Corp.	2,204	17,191
GCP Applied Technologies, Inc. (a)	4,266	136,085
H.B. Fuller Co.	4,500	322,965
Hawkins, Inc.	1,667	62,212
Ingevity Corp. (a)	3,438	226,599
Innospec, Inc.	2,125	197,540
Intrepid Potash, Inc. (a)	882	34,204
Koppers Holdings, Inc. (a)	1,785	53,336
Kraton Performance Polymers, Inc. (a)	2,701	125,272
Kronos Worldwide, Inc.	1,725	24,754
Livent Corp. (a)	14,111	324,694
Marrone Bio Innovations, Inc. (a)	10,285	7,601
Minerals Technologies, Inc.	2,826	197,735
Orion Engineered Carbons SA (a)	5,149	88,048
PureCycle Technologies, Inc. (a)	4,714	28,048
Quaker Houghton	1,180	246,821
Rayonier Advanced Materials, Inc. (a)	5,362	33,405
Sensient Technologies Corp.	3,636	308,115
Stepan Co.	1,832	201,813
Tredegar Corp.	2,086	24,511
Trinseo PLC	3,391	181,554
Tronox Holdings PLC	9,990	226,773
Valhi, Inc.	194	5,151
Zymergen, Inc. (a)	7,085	36,842
		4,685,300
Construction Materials - 0.2%
Forterra, Inc. (a)	2,472	58,018
Summit Materials, Inc. (a)	10,295	366,090
United States Lime & Minerals, Inc.	187	23,654
		447,762
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	2,252	133,228
Class B	487	28,928
Myers Industries, Inc.	3,144	56,812
O-I Glass, Inc. (a)	13,656	181,761
Pactiv Evergreen, Inc.	3,652	39,989
Ranpak Holdings Corp. (A Shares) (a)	3,300	88,638
TriMas Corp.	3,711	128,994
UFP Technologies, Inc. (a)	582	41,299
		699,649
Metals & Mining - 1.2%
Allegheny Technologies, Inc. (a)	10,995	201,099
Arconic Corp. (a)	9,215	285,020
Carpenter Technology Corp.	4,092	117,522
Century Aluminum Co. (a)	4,468	68,539
Coeur d'Alene Mines Corp. (a)	22,324	104,700
Commercial Metals Co.	10,390	347,442
Compass Minerals International, Inc.	2,947	157,370
Constellium NV (a)	10,673	186,671
Gatos Silver, Inc. (a)	4,082	12,695
Haynes International, Inc.	1,030	38,749
Hecla Mining Co.	46,187	229,088
Kaiser Aluminum Corp.	1,371	131,273
Materion Corp.	1,745	144,573
MP Materials Corp. (a)(b)	6,593	263,324
Novagold Resources, Inc. (a)	20,496	135,274
Olympic Steel, Inc.	786	16,734
Perpetua Resources Corp. (a)	2,764	10,172
PolyMet Mining Corp. (a)	2,553	6,510
Ryerson Holding Corp.	1,393	28,557
Schnitzer Steel Industries, Inc. Class A	2,245	87,869
SunCoke Energy, Inc.	7,097	48,614
TimkenSteel Corp. (a)	3,933	55,180
Warrior Metropolitan Coal, Inc.	4,440	116,328
Worthington Industries, Inc.	2,865	155,226
		2,948,529
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	1,434	45,343
Glatfelter Corp.	3,818	66,280
Neenah, Inc.	1,436	66,200
Schweitzer-Mauduit International, Inc.	2,761	83,575
Verso Corp.	2,258	60,695
		322,093
TOTAL MATERIALS		9,103,333
REAL ESTATE - 7.4%
Equity Real Estate Investment Trusts (REITs) - 6.7%
Acadia Realty Trust (SBI)	7,606	150,523
Agree Realty Corp.	6,200	405,356
Alexander & Baldwin, Inc.	6,293	144,424
Alexanders, Inc.	193	50,811
American Assets Trust, Inc.	4,418	158,915
American Finance Trust, Inc.	11,196	92,479
Apartment Investment & Management Co. Class A (a)	13,020	91,531
Apple Hospitality (REIT), Inc.	18,766	302,696
Armada Hoffler Properties, Inc.	5,489	77,011
Ashford Hospitality Trust, Inc. (a)	1,500	11,685
Braemar Hotels & Resorts, Inc. (a)	5,022	26,868
Brandywine Realty Trust (SBI)	15,062	193,697
Broadstone Net Lease, Inc.	13,817	319,311
BRT Apartments Corp.	1,016	22,545
CareTrust (REIT), Inc.	8,678	184,060
CatchMark Timber Trust, Inc.	4,545	37,269
Centerspace	1,255	119,702
Chatham Lodging Trust (a)	4,188	55,575
City Office REIT, Inc.	3,777	67,344
Clipper Realty, Inc.	1,033	9,473
Community Healthcare Trust, Inc.	2,287	103,693
CorePoint Lodging, Inc. (a)	3,383	53,147
Corporate Office Properties Trust (SBI)	10,000	252,600
CTO Realty Growth, Inc.	540	31,639
DiamondRock Hospitality Co. (a)	18,334	171,423
Digitalbridge Group, Inc. (a)	42,231	308,286
Diversified Healthcare Trust (SBI)	21,149	64,504
Easterly Government Properties, Inc.	7,948	166,670
EastGroup Properties, Inc.	3,575	714,678
Empire State Realty Trust, Inc.	12,459	111,134
Equity Commonwealth (a)	10,076	262,379
Essential Properties Realty Trust, Inc.	10,952	290,776
Farmland Partners, Inc.	2,715	30,924
Four Corners Property Trust, Inc.	6,927	187,514
Franklin Street Properties Corp.	8,888	49,328
Getty Realty Corp.	3,806	112,924
Gladstone Commercial Corp.	3,357	77,849
Gladstone Land Corp.	2,732	83,271
Global Medical REIT, Inc.	5,733	96,945
Global Net Lease, Inc.	9,369	134,351
Healthcare Realty Trust, Inc.	13,045	404,656
Hersha Hospitality Trust (a)	3,044	27,457
Independence Realty Trust, Inc.	9,287	213,508
Indus Realty Trust, Inc.	511	40,139
Industrial Logistics Properties Trust	5,781	132,558
iStar Financial, Inc.	5,844	125,471
Kite Realty Group Trust	19,088	398,557
LTC Properties, Inc.	3,490	125,884
LXP Industrial Trust (REIT)	24,409	363,450
Monmouth Real Estate Investment Corp. Class A	8,421	176,757
National Health Investors, Inc.	3,882	224,496
National Storage Affiliates Trust	7,199	443,170
NETSTREIT Corp.	3,839	86,761
NexPoint Residential Trust, Inc.	1,940	153,842
Office Properties Income Trust	4,298	109,513
One Liberty Properties, Inc.	1,491	45,476
Outfront Media, Inc.	12,724	316,064
Paramount Group, Inc.	16,404	142,551
Pebblebrook Hotel Trust	11,397	246,745
Phillips Edison & Co., Inc.	1,713	53,994
Physicians Realty Trust	19,760	360,818
Piedmont Office Realty Trust, Inc. Class A	11,019	195,697
Plymouth Industrial REIT, Inc.	2,870	82,513
Postal Realty Trust, Inc.	1,236	22,100
Potlatch Corp.	5,832	313,703
Preferred Apartment Communities, Inc. Class A	4,508	75,193
PS Business Parks, Inc.	1,779	297,022
Retail Opportunity Investments Corp.	10,635	197,067
Retail Value, Inc.	1,576	4,964
RLJ Lodging Trust	14,513	201,005
RPT Realty	7,651	96,556
Ryman Hospitality Properties, Inc. (a)	4,672	413,005
Sabra Health Care REIT, Inc.	20,242	275,494
Safehold, Inc.	1,917	118,662
Saul Centers, Inc.	1,081	53,380
Seritage Growth Properties (a)	3,321	34,406
Service Properties Trust	14,419	123,282
SITE Centers Corp.	15,363	227,526
Stag Industrial, Inc.	15,608	666,930
Summit Hotel Properties, Inc. (a)	9,177	86,447
Sunstone Hotel Investors, Inc. (a)	19,100	216,021
Tanger Factory Outlet Centers, Inc.	8,917	151,678
Terreno Realty Corp.	6,585	492,360
The GEO Group, Inc. (b)	10,255	69,016
The Macerich Co.	18,585	307,396
UMH Properties, Inc.	3,875	91,450
Uniti Group, Inc.	17,246	207,987
Universal Health Realty Income Trust (SBI)	1,145	66,754
Urban Edge Properties	10,243	186,832
Urstadt Biddle Properties, Inc. Class A	2,775	54,640
Veris Residential, Inc. (a)	7,639	126,044
Washington REIT (SBI)	7,366	181,351
Whitestone REIT Class B	4,404	44,965
Xenia Hotels & Resorts, Inc. (a)	9,944	172,429
		15,871,052
Real Estate Management & Development - 0.7%
Cushman & Wakefield PLC (a)	12,078	253,517
Douglas Elliman, Inc. (a)	6,157	47,778
eXp World Holdings, Inc.	5,602	152,038
Fathom Holdings, Inc. (a)	587	8,394
Forestar Group, Inc. (a)	1,533	30,583
FRP Holdings, Inc. (a)	548	30,951
Kennedy-Wilson Holdings, Inc.	10,008	224,780
Marcus & Millichap, Inc. (a)	2,053	96,101
Newmark Group, Inc.	12,883	197,239
Rafael Holdings, Inc. (a)	939	3,887
RE/MAX Holdings, Inc.	1,594	47,437
Realogy Holdings Corp. (a)	10,050	165,825
Redfin Corp. (a)(b)	9,093	268,880
Tejon Ranch Co. (a)	1,822	31,721
The RMR Group, Inc.	1,315	42,093
The St. Joe Co.	2,946	142,910
		1,744,134
TOTAL REAL ESTATE		17,615,186
UTILITIES - 2.7%
Electric Utilities - 0.6%
Allete, Inc.	4,562	291,192
MGE Energy, Inc.	3,128	242,201
Otter Tail Corp.	3,552	225,197
PNM Resources, Inc.	7,399	331,549
Portland General Electric Co.	7,776	408,551
Via Renewables, Inc. Class A,	993	11,360
		1,510,050
Gas Utilities - 1.0%
Brookfield Infrastructure Corp. A Shares	5,317	352,623
Chesapeake Utilities Corp.	1,482	201,863
New Jersey Resources Corp.	8,356	335,995
Northwest Natural Holding Co.	2,595	122,847
ONE Gas, Inc.	4,586	357,204
South Jersey Industries, Inc.	9,057	226,606
Southwest Gas Corp.	5,253	358,150
Spire, Inc.	4,414	290,971
		2,246,259
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc.:
Class A	2,809	86,658
Class C	7,288	245,460
Ormat Technologies, Inc. (b)	3,955	269,573
Sunnova Energy International, Inc. (a)	7,583	149,082
		750,773
Multi-Utilities - 0.4%
Avista Corp.	6,109	271,606
Black Hills Corp.	5,563	376,838
NorthWestern Energy Corp.	4,609	267,875
Unitil Corp.	1,369	64,261
		980,580
Water Utilities - 0.4%
American States Water Co.	3,205	295,597
Artesian Resources Corp. Class A	676	32,583
Cadiz, Inc. (a)	2,213	6,219
California Water Service Group	4,592	285,117
Global Water Resources, Inc.	1,059	16,266
Middlesex Water Co.	1,499	151,759
Pure Cycle Corp. (a)	1,826	23,409
SJW Corp.	2,391	164,644
York Water Co.	1,110	50,416
		1,026,010
TOTAL UTILITIES		6,513,672
TOTAL COMMON STOCKS (Cost $208,049,104)		231,807,097

Money Market Funds - 5.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d)	6,030,162	6,031,368
Fidelity Securities Lending Cash Central Fund 0.08% (d)(e)	6,199,756	6,200,376
TOTAL MONEY MARKET FUNDS (Cost $12,231,744)		12,231,744

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $220,280,848)	244,038,841
NET OTHER ASSETS (LIABILITIES) - (1.9)% (f)	(4,614,700)
NET ASSETS - 100.0%	239,424,141

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	76	Mar 2022	7,692,720	(81,913)	(81,913)

The notional amount of futures purchased as a percentage of Net Assets is 3.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	Includes $363,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	1,056,377	73,504,179	68,529,188	1,003	-	-	6,031,368	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	4,377,433	47,693,900	45,870,957	52,473	-	-	6,200,376	0.0%
Total	5,433,810	121,198,079	114,400,145	53,476	-	-	12,231,744

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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